UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2011
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



First Trust

First Trust Exchange-Traded Fund II

First Trust STOXX(R) European Select Dividend Index Fund

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

First Trust Dow Jones Global Select Dividend Index Fund

First Trust ISE Global Wind Energy Index Fund

First Trust ISE Global Engineering and Construction
Index Fund

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
Index Fund

First Trust ISE Global Copper Index Fund

First Trust ISE Global Platinum Index Fund

First Trust BICK Index Fund

First Trust NASDAQ CEA Smartphone Index Fund

First Trust NASDAQ Global Auto Index Fund

First Trust ISE Cloud Computing Index Fund

-------------------
Annual Report
September 30, 2011
-------------------

Front Cover

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund II
                               September 30, 2011


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund...............  4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund..  6
      First Trust Dow Jones Global Select Dividend Index Fund................  8
      First Trust ISE Global Wind Energy Index Fund.......................... 10
      First Trust ISE Global Engineering and Construction Index Fund......... 12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
        Fund................................................................. 14
      First Trust ISE Global Copper Index Fund............................... 16
      First Trust ISE Global Platinum Index Fund............................. 18
      First Trust BICK Index Fund............................................ 20
      First Trust NASDAQ CEA Smartphone Index Fund........................... 22
      First Trust NASDAQ Global Auto Index Fund.............................. 24
      First Trust ISE Cloud Computing Index Fund............................. 26
Notes to Fund Performance Overview........................................... 28
Understanding Your Fund Expenses............................................. 29
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund............... 31
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund.. 33
      First Trust Dow Jones Global Select Dividend Index Fund................ 38
      First Trust ISE Global Wind Energy Index Fund.......................... 41
      First Trust ISE Global Engineering and Construction Index Fund......... 44
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
        Fund................................................................. 46
      First Trust ISE Global Copper Index Fund............................... 48
      First Trust ISE Global Platinum Index Fund............................. 50
      First Trust BICK Index Fund............................................ 52
      First Trust NASDAQ CEA Smartphone Index Fund........................... 55
      First Trust NASDAQ Global Auto Index Fund.............................. 57
      First Trust ISE Cloud Computing Index Fund............................. 59
Statements of Assets and Liabilities......................................... 60
Statements of Operations..................................................... 64
Statements of Changes in Net Assets.......................................... 68
Financial Highlights......................................................... 74
Notes to Financial Statements................................................ 80
Report of Independent Registered Public Accounting Firm...................... 91
Additional Information....................................................... 92
Board of Trustees and Officers............................................... 96
Risk Considerations.......................................................... 98
Privacy Policy...............................................................104

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series of the Trust described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MESSAGE FROM THE PRESIDENT
                               SEPTEMBER 30, 2011
Dear Shareholders:

I'm pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund II.

At First Trust Advisors L.P. ("First Trust"), we have always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets. We are just as committed to that precept in 2011 as we were when we formed First Trust. The past year has seen positive and negative times in the markets, with investors and financial advisors alike watching all sorts of ups and downs, including in the U.S. and global markets.

The report you hold gives detailed information for the past twelve months about the Funds that comprise the First Trust Exchange-Traded Fund II. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust, now in our 20th year, has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

First Trust is committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to 2012 and to the next edition of the Fund report.

Sincerely,

/s/ James A. Bowen
----------------------
James A. Bowen
President of First Trust Exchange-Traded Fund II

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2011


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.



Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The securities markets, both domestic and abroad, have been held hostage by governmental policy makers over the past 3-4 months, in our opinion. Stocks had performed quite well over the first four months of 2011. The European Union's delay in finalizing a debt stabilization package to backstop Greece's sovereign debt obligations sits right at the top of why there is such uncertainty in the markets over the last several months. Next up is the U.S. The mere fact that Standard & Poor's offered an unprecedented editorial comment in its downgrade of the U.S. from AAA to AA+ about how dysfunctional the U.S. Congress looked in dealing with the debt ceiling issue only added fuel to the fire. And Congress has more work to do as the "Gang of 12" super committee is assigned the difficult task of finding another $1.2 trillion in spending cuts by November 23rd, or else some unpopular mandated cuts will be triggered. Since the markets dislike uncertainty more than just about anything, guidance is what investors need most from governmental policy makers right now.

Two other notable events that have contributed to the economic soft patch in recent months were the tsunami and earthquake disaster in Japan on March 11 and the tightening of monetary policy in Brazil, India and China. The recovery in Japan has been slow to date with the bulk of the progress coming in the area of clearing rubble, restoring power and tending to roads. Using the 1995 earthquake in Kobe, Japan, as an example, the recovery period following such disasters may not take hold for six months or more. The situation in the three countries mentioned above was a need to curb growth in an attempt to temper rising inflation. The central banks moved relatively quickly to address the problem by raising benchmark lending rates and raising reserve requirements within their banks. Brazil has ceased its tightening and, in fact, actually cut its benchmark rate at the end of August. We expect all three countries to resume growth-oriented strategies once inflation has been checked.

The global growth story, while appearing to be somewhat vulnerable at this time, is still intact, in our opinion. While economists have been trimming their estimates in light of the fact that U.S. GDP growth came in under 1.5% in the first two calendar quarters of 2011, the truth of the matter is that it is widely believed that the real growth engine today is emerging countries, not developed countries. The International Monetary Fund (IMF) essentially sees emerging countries growing at close to a 6% annual rate, while developed nations grow at closer to 2%. It sees global growth in the 4% range. The IMF is not calling for a double-dip recession at this time.

GLOBAL MARKETS

Investors poured a net $63.5 billion into International/Global Equity/Hybrid funds in the first nine months of 2011, while U.S. Equity/Hybrid funds experienced net outflows totaling $2.7 billion, according to Strategic Insight, LLC. The figures for 2010 were also heavily skewed in favor of investing overseas: $110.2 billion in net inflows vs. $12.3 billion of outflows for U.S. equity-based funds.

For the 12-month period ended September 30, 2011, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index were down 8.6% (USD) and down 16.1% (USD), respectively. The S&P 500 rose 1.1%. With respect to the debt markets, the Barclays Capital Global Aggregate Index and Barclays Capital Global Emerging Markets Index gained 4.0% (USD) and 0.5% (USD), respectively. The Barclays Capital U.S. Aggregate Index was up 5.3%. The U.S. dollar was down 0.2% against a basket of major currencies.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

First Trust STOXX(R) European Select Dividend Index Fund, formerly known as First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (the "Fund"), seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the STOXX(R) Europe 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

----------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
----------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE          AVERAGE ANNUAL
                                                                   TOTAL RETURNS         TOTAL RETURNS
                                                  1 Year Ended  Inception (08/27/07)  Inception (08/27/07)
                                                    09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                                 -6.70%           -52.11%               -16.46%
 Market Price                                        -6.86%           -52.22%               -16.51%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index(1)         -5.92%           -50.41%               -15.75%
 STOXX(R) Europe 600 Index(2)                       -11.83%           -32.14%                -9.04%
 MSCI Europe Index                                  -11.81%           -32.46%                -9.14%
----------------------------------------------------------------------------------------------------------

(1) Formerly known as the Dow Jones STOXX(R) Select Dividend 30 Index.

(2) Formerly known as the Dow Jones STOXX(R) 600 Index.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated a net asset value ("NAV") return of -6.70% during the 12-month period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of -11.81%. The Industrials (+8.33% local) and Energy (+7.34% local) sectors were two of the top-performing sectors, while the Telecommunication Services (-9.16% local) and Financials (-8.99% local) sectors were two of the worst-performing sectors. Provident Financial PLC (+30.17% local) and BASF SE (+21.61% local) were two of the top-performing stocks during the period. RWE AG Nvtg Prf (-40.08% local) and Banco Santander S.A. (-30.56% local) were two of the worst-performing stocks during the period.


-------------------
"STOXX," "STOXX(R) Europe 600 Index" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited ("STOXX") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX and STOXX does not make any representation regarding the advisability of trading or investing in such product.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    40.60%
Telecommunication Services                    21.48
Utilities                                     20.36
Health Care                                    8.65
Industrials                                    3.01
Energy                                         2.09
Materials                                      1.91
Consumer Discretionary                         1.90
                                             -------
     Total                                   100.00%
                                             =======

 TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011


                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Provident Financial PLC                        5.37%
Catlin Group Ltd.                              5.15
Scottish & Southern Energy PLC                 4.89
GlaxoSmithKline PLC                            4.74
United Utilities Group PLC                     4.73
France Telecom S.A.                            4.10
Banco Santander S.A.                           4.08
RSA Insurance Group PLC                        4.05
Man Group PLC                                  4.02
Belgacom S.A.                                  3.93
                                             -------
     Total                                    45.06%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2011

           First Trust STOXX(R) European   STOXX(R) Europe Select   STOXX(R) Europe   MSCI Europe
           Select Dividend Index Fund      Dividend 30 Index        600 Index         Index
           -----------------------------   ----------------------   ---------------   -----------
8/27/07    $10,000                         $10,000                  $10,000           $10,000
9/30/07     10,323                          10,304                   10,622            10,636
3/31/08      8,841                           9,039                    9,670             9,675
9/30/08      5,562                           5,539                    7,333             7,347
3/31/09      3,201                           3,263                    4,836             4,846
9/30/09      5,182                           5,275                    7,484             7,462
3/31/10      5,053                           5,178                    7,600             7,565
9/30/10      5,133                           5,271                    7,697             7,658
3/31/11      5,682                           5,844                    8,574             8,520
9/30/11      4,789                           4,959                    6,786             6,754

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
8/30/07 - 9/30/07       7           9          4          0          1          0           0          0
10/1/07 - 9/30/08      38          55         74         30         25         12          10          9
10/1/08 - 9/30/09      34          27         43         84         19         18          15         12
10/1/09 - 9/30/10      49          28         14         11         57         46          36         11
10/1/10 - 9/30/11      79          70          5          0         67         28           3          1

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, formerly known as the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Fund"), seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index, which was formerly known as the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its assets in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.


---------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
---------------------------------------------------------------------------------------------
                                                        CUMULATIVE          AVERAGE ANNUAL
                                                      TOTAL RETURNS         TOTAL RETURNS
                                     1 Year Ended  Inception (08/27/07)  Inception (08/27/07)
                                       09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                    -8.17%           -29.88%                -8.31%
 Market Price                           -9.07%           -30.40%                -8.47%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index       -6.88%           -26.73%                -7.32%
 S&P Global REIT Index                  -0.62%           -21.45%                -5.73%
 MSCI World REIT Index                   0.17%           -28.65%                -7.92%
---------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated an NAV return of -8.17% during the 12-month period covered by this report. During the same period, the benchmark S&P Global REIT Index generated a return of -0.62%. First Industrial Realty Trust, Inc. (+57.79% local) and Charter Hall Office REIT (+45.21% local) were two of the top-performing stocks during the period. Inmobiliaria Colonial S.A. (-68.36% local) and Yanlord Land Group Ltd. (-59.60% local) were two of the worst-performing stocks during the period.


-------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX
      FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    99.90%
Consumer Discretionary                         0.10
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Simon Property Group, Inc.                     4.52%
Sun Hung Kai Properties Ltd.                   3.11
Westfield Group                                2.40
Mitsubishi Estate Co., Ltd.                    2.38
Unibail-Rodamco SE                             2.29
Equity Residential                             2.14
HCP, Inc.                                      2.00
Ventas, Inc.                                   2.00
Public Storage                                 2.00
Mitsui Fudosan Co., Ltd.                       1.96
                                             -------
     Total                                    24.80%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2011

          First Trust FTSE EPRA/NAREIT
          Developed Markets Real         FTSE EPRA/NAREIT   S&P Global   MSCI World
          Estate Index Fund              Developed Index    REIT Index   REIT Index
          ----------------------------   ----------------   ----------   ----------
8/27/07   $10,000                        $10,000            $10,000      $10,000
9/30/07    10,686                         10,693             10,590       10,656
3/31/08     9,012                          9,057              9,162        9,061
9/30/08     7,443                          7,420              7,992        7,901
3/31/09     3,849                          3,909              3,833        3,678
9/30/09     6,500                          6,645              6,541        6,086
3/31/10     7,022                          7,212              7,216        6,578
9/30/10     7,636                          7,868              7,903        7,124
3/31/11     8,314                          8,606              8,933        8,108
9/30/11     7,012                          7,327              7,855        7,136


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
8/30/07 - 9/30/07      9          10          1            0        1          0           0            0
10/1/07 - 9/30/08     58          63         48           11       35         21          12            5
10/1/08 - 9/30/09     44          48         40           49       16         17          12           26
10/1/09 - 9/30/10    109          64         14            9       32         22           2            0
10/1/10 - 9/30/11    154          31          1            0       57         10           0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

--------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE          AVERAGE ANNUAL
                                                                 TOTAL RETURNS         TOTAL RETURNS
                                                1 Year Ended  Inception (11/21/07)  Inception (11/21/07)
                                                  09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                               -1.57%           -14.68%                -4.03%
 Market Price                                      -2.40%           -15.19%                -4.18%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)        -0.83%           -13.63%                -3.73%
 Dow Jones World Developed Markets Index(SM)       -4.17%           -19.77%                -5.55%
 MSCI World Index                                  -4.35%           -22.02%                -6.24%
--------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -1.57% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of -4.35%. The Health Care (+17.01% local) and Consumer Staples (+11.82% local) sectors were two of the top-performing sectors, while the Consumer Discretionary (-43.88% local) and Industrials (-12.75% local) sectors were two of the worst-performing sectors. Lorillard, Inc. (+45.38% local) and Telecom Corp. of New Zealand Ltd. (+42.43% local) were two of the top-performing stocks during the period. HMV Group PLC (-68.75% local) and Billabong International Ltd. (-56.48% local) were two of the worst-performing stocks during the period.


-------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Telecommunication Services                    25.76%
Utilities                                     20.73
Financials                                    18.18
Industrials                                    7.59
Consumer Staples                               6.90
Energy                                         5.31
Health Care                                    5.00
Consumer Discretionary                         3.62
Materials                                      4.18
Information Technology                         2.73
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Telecom Corp. of New Zealand Ltd.              2.56%
Telstra Corp. Ltd.                             2.12
Bell Aliant, Inc.                              2.07
Cable & Wireless Communications PLC            1.79
Provident Financial PLC                        1.73
StarHub Ltd.                                   1.53
AstraZeneca PLC                                1.50
FirstEnergy Corp.                              1.50
Catlin Group Ltd.                              1.47
Lorillard, Inc.                                1.41
                                             -------
     Total                                    17.68%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 21, 2007 - SEPTEMBER 30, 2011

           First Trust Dow Jones Global   Dow Jones Global Select   Dow Jones World Developed
           Select Dividend Index Fund     Dividend Index(SM)        Markets Index(SM)           MSCI World Index
           ----------------------------   -----------------------   -------------------------   ----------------
11/21/07   $10,000                        $10,000                   $10,000                     $10,000
3/31/08      9,345                          9,362                     9,379                       9,378
9/30/08      7,028                          6,925                     7,816                       7,815
3/31/09      4,375                          4,380                     5,416                       5,385
9/30/09      7,857                          7,873                     7,765                       7,636
3/31/10      8,160                          8,200                     8,381                       8,204
9/30/10      8,669                          8,709                     8,372                       8,152
3/31/11      9,654                          9,711                     9,611                       9,308
9/30/11      8,533                          8,637                     8,023                       7,798


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 27, 2007 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
11/27/07 - 9/30/08    21          22         54           69       17          6          12           12
10/1/08 - 9/30/09     22          33         59           71       17         12          22           16
10/1/09 - 9/30/10    129          53          8            3       47         11           1            0
10/1/10 - 9/30/11    109          82          1            0       52          7           2            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its assets in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

-------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
-------------------------------------------------------------------------------------------
                                                      CUMULATIVE          AVERAGE ANNUAL
                                                    TOTAL RETURNS         TOTAL RETURNS
                                   1 Year Ended  Inception (06/16/08)  Inception (06/16/08)
                                     09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                 -20.47%           -71.81%               -31.94%
 Market Price                        -20.93%           -72.05%               -32.12%

INDEX PERFORMANCE
 ISE Global Wind Energy Index        -19.54%           -70.82%               -31.23%
 Russell 3000(R) Index                 0.55%           -10.38%                -3.28%
 MSCI World Index                     -4.35%           -19.17%                -6.26%
-------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated an NAV return of -20.47% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of -4.35%. EDF Energies Nouvelles S.A. (+43.57% local) and Hansen Transmissions International N.V. (+37.08% local) were two of the top-performing stocks during the period. Conergy AG (-90.03% local) and American Superconductor Corp. (-87.36% local) were two of the worst-performing stocks during the period.


-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Wind Energy Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Utilities                                     51.92%
Industrials                                   40.85
Energy                                         5.81
Materials                                      0.92
Consumer Discretionary                         0.50
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
 Hansen Transmissions International
    N.V.                                       9.13%
 EDP Renovaveis S.A.                           8.03
 Repower Systems SE                            7.68
 Iberdrola S.A.                                7.62
 China Longyuan Power Group Corp.,
    Class H                                    6.43
 Vestas Wind Systems A/S                       5.57
 Gamesa Corp. Tecnologica S.A.                 3.91
 Nordex AG                                     3.20
 China WindPower Group Ltd.                    3.11
 Infigen Energy                                2.42
                                             -------
      Total                                   57.10%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JUNE 16, 2008 - SEPTEMBER 30, 2011

          First Trust ISE Global Wind   ISE Global Wind
          Energy Index Fund             Energy Index      Russell 3000(R) Index   MSCI World Index
          ---------------------------   ---------------   ---------------------   ----------------
6/16/08   $10,000                       $10,000            $10,000                $10,000
9/30/08     6,370                         6,314              8,583                  8,101
3/31/09     3,502                         3,515              5,912                  5,582
9/30/09     5,461                         5,512              8,032                  7,916
3/31/10     4,574                         4,646              9,011                  8,505
9/30/10     3,544                         3,626              8,912                  8,451
3/31/11     4,061                         4,162             10,579                  9,649
9/30/11     2,819                         2,917              8,961                  8,083


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2008 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
6/18/08 - 9/30/08     24          17         13            2         6          1           8           2
10/1/08 - 9/30/09     57          52         40           11        41         30          17           4
10/1/09 - 9/30/10     77          18          1            0       108         41           7           0
10/1/10 - 9/30/11     69          20          0            0       106         48          10           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index.

The Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
------------------------------------------------------------------------------------------------------------
                                                                       CUMULATIVE          AVERAGE ANNUAL
                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                    1 Year Ended  Inception (10/13/08)  Inception (10/13/08)
                                                      09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                                  -13.30%            17.23%                5.51%
 Market Price                                         -13.72%            16.47%                5.28%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM) Index    -11.48%            27.19%                8.45%
 Russell 3000(R) Index                                  0.55%            22.01%                6.94%
 MSCI World Industrials Index                          -7.48%            21.95%                6.92%
------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -13.30% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Industrials Index generated a return of -7.48%. JGC Corp. (+32.18% local) and Kajima Corp. (+29.06% local) were two of the top-performing stocks during the period. Marie Tecnimont S.p.A. (-78.19% local) and China Railway Group Ltd. (-73.97% local) were two of the worst-performing stocks during the period.


-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                   93.17%
Energy                                         6.83
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
JGC Corp.                                      2.98%
Quanta Services, Inc.                          2.93
Kajima Corp.                                   2.82
ACS Actividades de Construccion y
   Servicios S.A.                              2.68
Fluor Corp.                                    2.65
Bouygues S.A.                                  2.60
Obayashi Corp.                                 2.59
Jacobs Engineering Group, Inc.                 2.58
Vinci S.A.                                     2.54
Leighton Holdings Ltd.                         2.46
                                             -------
     Total                                    26.83%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     OCTOBER 13, 2008 - SEPTEMBER 30, 2011

           First Trust ISE Global Engineering   ISE Global Engineering and   Russell 3000(R)   MSCI World
           and Construction Index Fund          Construction(TM) Index       Index             Industrials Index
           ----------------------------------   --------------------------   ---------------   -----------------
10/13/08   $10,000                              $10,000                      $10,000           $10,000
3/31/09      8,987                                9,388                        8,048             7,741
9/30/09     13,384                               14,103                       10,935            11,514
3/31/10     13,471                               14,263                       12,268            12,962
9/30/10     13,522                               14,368                       12,133            13,181
3/31/11     16,744                               17,882                       14,403            15,709
9/30/11     11,724                               12,719                       12,200            12,195


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
10/15/08 - 9/30/09     79          44         32         26        36         12           8           5
10/1/09 - 9/30/10     112          28          2          0        88         18           4           0
10/1/10 - 9/30/11     131          12          1          0        89         20           0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
------------------------------------------------------------------------------------------------------------------
                                                                             CUMULATIVE          AVERAGE ANNUAL
                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                          1 Year Ended  Inception (11/16/09)  Inception (11/16/09)
                                                            09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                                        -19.63%           -18.39%               -10.29%
 Market Price                                               -19.34%           -18.26%               -10.22%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
     Index(SM)                                              -18.51%           -16.58%                -9.23%
 Russell 3000(R) Index                                        0.55%             6.72%                 3.54%
 S&P 1500 Industrials Index                                  -4.50%             7.42%                 3.90%
 MSCI World Industrials Index                                -7.48%             1.74%                 0.93%
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated an NAV return of -19.63% during the 12-month period covered by this report. During the same period, the benchmark S&P 1500 Industrials Index generated a return of -4.50%. Telvent GIT S.A. (+76.39% local) and MasTec, Inc. (+70.64% local) were two of the top-performing stocks during the period. American Superconductor Corp. (-87.36% local) and Satcon Technology Corp. (-74.73% local) were two of the worst-performing stocks during the period.


-------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                   69.17%
Utilities                                     15.73
Information Technology                        15.10
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
NGK Insulators Ltd.                            9.13%
Quanta Services, Inc.                          9.10
Red Electrica Corp. S.A.                       8.84
Schneider Electric S.A.                        8.16
ABB Ltd.                                       7.95
ITC Holdings Corp.                             4.68
Prysmian S.p.A                                 4.06
Elster Group SE,                               3.94
General Cable Corp.                            3.77
Itron, Inc.                                    3.48
                                             -------
     Total                                    63.11%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 16, 2009 - SEPTEMBER 30, 2011

           First Trust NASDAQ(R)       NASDAQ OMX(R)
           Clean Edge(R) Smart Grid    Clean Edge(R) Smart Grid   Russell 3000(R)   S&P 1500            MSCI World
           Infrastructure Index Fund   Infrastructure Index(SM)   Index             Industrials Index   Industrials Index
           -------------------------   ------------------------   ---------------   -----------------   -----------------
11/16/09   $10,000                     $10,000                    $10,000           $10,000             $10,000
3/31/10     10,257                      10,297                     10,731            11,205              10,814
9/30/10     10,154                      10,236                     10,614            11,249              10,997
3/31/11     11,775                      11,912                     12,600            13,832              13,106
9/30/11      8,161                       8,341                     10,672            10,743              10,174


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
11/17/09 - 9/30/10    146           5          4          1         57          4           1          1
10/1/10 - 9/30/11      54           3          0          0        182         14           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.

-----------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
-----------------------------------------------------------------------------------------------------
                                                                CUMULATIVE          AVERAGE ANNUAL
                                                              TOTAL RETURNS         TOTAL RETURNS
                                             1 Year Ended  Inception (03/11/10)  Inception (03/11/10)
                                               09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                           -20.50%           -10.89%                -7.14%
 Market Price                                  -21.13%           -11.34%                -7.44%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                   -19.18%            -8.43%                -5.50%
 MSCI All Country World Materials Index        -12.87%            -9.03%                -5.90%
 MSCI All Country World Index                   -6.01%            -3.94%                -2.55%
-----------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -20.50% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of -12.87%. Anvil Mining Ltd. (+123.32% local) and Metorex Ltd. (+96.63% local) were two of the top-performing stocks during the period. First Quantum Minerals Ltd. (-82.17% local) and Taseko Mines Ltd. (-50.96% local) were two of the worst-performing stocks during the period.


-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Materials                                    100.00%
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Southern Copper Corp.                          6.22%
Xstrata PLC                                    6.18
Rio Tinto PLC, ADR                             6.00
KGHM Polska Miedz S.A.                         5.62
Freeport-McMoRan Copper & Gold, Inc.           5.57
Antofagasta PLC                                5.35
MMC Norilsk Nickel, ADR                        5.08
Ivanhoe Mines Ltd.                             5.00
Anvil Mining Ltd.                              4.56
Katanga Mining Ltd.                            4.56
                                             -------
     Total                                    54.14%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 11, 2010 - SEPTEMBER 30, 2011

          First Trust ISE Global   ISE Global         MSCI All Country World   MSCI All Country
          Copper Index Fund        Copper(TM) Index   Materials Index          World Index
          ----------------------   ----------------   ----------------------   ----------------
3/11/10   $10,000                  $10,000            $10,000                  $10,000
3/31/10    10,297                   10,337             10,291                   10,172
9/30/10    11,208                   11,329             10,440                   10,220
3/31/11    14,567                   14,768             12,429                   11,604
9/30/11     8,910                    9,156              9,096                    9,606



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
3/12/10 - 9/30/10      71          43          7          0         18          1           1          0
10/1/10 - 9/30/11     101          62          1          1         55         29           4          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.

-----------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
-----------------------------------------------------------------------------------------------------
                                                                CUMULATIVE          AVERAGE ANNUAL
                                                              TOTAL RETURNS         TOTAL RETURNS
                                             1 Year Ended  Inception (03/11/10)  Inception (03/11/10)
                                               09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                           -34.49%           -35.84%               -24.82%
 Market Price                                  -35.31%           -36.58%               -25.37%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                 -34.01%           -34.45%               -23.77%
 MSCI All Country World Index                   -6.01%            -3.94%                -2.55%
 MSCI All Country World Materials Index        -12.87%            -9.03%                -5.90%
-----------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated an NAV return of -34.49% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of -12.87%. Gold Wheaton Gold Corp. (+64.87% local) and Norilsk Nickel Mining & Metallurgical Co. ADS (+28.84% local) were two of the top-performing stocks during the period. Platinum Australia Ltd. (-76.29% local) and Nkwe Platinum Ltd. (-66.73% local) were two of the worst-performing stocks during the period.

"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Materials                                     96.40%
Information Technology                         3.60
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Johnson Matthey PLC                            9.49%
Anglo Platinum Ltd.                            8.94
African Rainbow Minerals Ltd.                  8.26
Impala Platinum Holdings Ltd.                  7.84
MMC Norilsk Nickel, ADR                        7.71
Lonmin PLC                                     7.66
Royal Bafokeng Platinum Ltd.                   4.97
Eastern Platinum Ltd.                          4.78
Northam Platinum Ltd.                          4.72
Aquarius Platinum Ltd.                         4.36
                                             -------
      Total                                   68.73%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 11, 2010 - SEPTEMBER 30, 2011

          First Trust ISE Global   ISE Global           MSCI All Country   MSCI All Country World
          Platinum Index Fund      Platinum(TM) Index   World Index        Materials Index
          ----------------------   ------------------   ----------------   ----------------------
3/11/10   $10,000                  $10,000              $10,000            $10,000
3/31/10    10,337                   10,383               10,172             10,291
9/30/10     9,794                    9,934               10,220             10,440
3/31/11    10,930                   11,082               11,604             12,429
9/30/11     6,416                    6,555                9,606              9,096


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
3/12/10 - 9/30/10      80          43          3          1         14          0           0          0
10/1/10 - 9/30/11      77          66         17          0         52         37           4          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

-------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
-------------------------------------------------------------------------------------------
                                                      CUMULATIVE          AVERAGE ANNUAL
                                                    TOTAL RETURNS         TOTAL RETURNS
                                   1 Year Ended  Inception (04/12/10)  Inception (04/12/10)
                                     09/30/11        to 09/30/11           to 09/30/11

FUND PERFORMANCE
 NAV                                 -27.18%           -24.14%               -17.15%
 Market Price                        -28.76%           -24.87%               -17.69%

INDEX PERFORMANCE
 ISE BICK(TM) Index                  -25.68%           -22.05%               -15.61%
 MSCI All Country World Index         -6.01%            -7.90%                -5.45%
 MSCI Emerging Markets Index         -16.15%           -12.07%                -8.38%
-------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -27.18% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of -16.15%. The Telecommunication Services (+8.04% local) and Utilities (-2.36% local) sectors were two of the top-performing sectors, while the Financials (-31.06% local) and Materials (-33.87% local) sectors were two of the worst-performing sectors. Kia Motors Corp. (+92.76% local) and Vivo Participacoes S.A. Spon Adr Pfd New (+82.51% local) were two of the top-performing stocks during the period. HRT Participacoes em Petroleo S.A. (-62.64% local) and Companhia Siderurgica Nacional ADS (-52.66% local) were two of the worst-performing stocks during the period.


-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                    24.40%
Materials                                     15.06
Consumer Discretionary                        13.38
Energy                                        12.91
Information Technology                        12.39
Industrials                                   11.65
Consumer Staples                               4.00
Telecommunication Services                     3.19
Health Care                                    2.01
Utilities                                      1.01
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Infosys Technologies Ltd., ADR                 2.25%
Makemytrip Ltd.                                2.21
Wipro Ltd., ADR                                2.12
Tata Motors Ltd., ADR                          2.08
Mahindra & Mahindra Ltd., GDR                  2.02
Dr. Reddy's Laboratories Ltd., ADR             2.01
State Bank of India, GDR                       1.95
HDFC Bank Ltd., ADR                            1.92
ICICI Bank Ltd., ADR                           1.91
Reliance Industries Ltd., GDR                  1.91
                                             -------
     Total                                    20.38%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      APRIL 12, 2010 - SEPTEMBER 30, 2011

          First Trust BICK   ISE BICK(TM)   MSCI All Country   MSCI Emerging
          Index Fund         Index          World Index        Markets Index
          ----------------   ------------   ----------------   -------------
4/12/10   $10,000            $10,000        $10,000            $10,000
9/30/10    10,417             10,488          9,800             10,487
3/31/11    11,231             11,311         11,127             11,486
9/30/11     7,586              7,795          9,211              8,793


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
4/13/10 - 9/30/10      20          46         47          1          3          2           0          0
10/1/10 - 9/30/11      73          58         16          0         85         19           2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecom and technology sectors. The Index includes companies primarily involved in the building, design and distribution of handsets, hardware, software and mobile networks associated with the development, sale and usage of Smartphones. To be eligible for the index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (02/17/11)
                                                                 to 09/30/11
FUND PERFORMANCE
 NAV                                                              -24.97%
 Market Price                                                     -25.10%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                              -24.05%
 MSCI World Index                                                 -17.49%
 MSCI All Country World Information Technology Index              -16.10%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW
The Fund generated an NAV return of -24.97% since the Fund's inception on 2/17/2011. During the same period, the benchmark MSCI All Country World Information Technology Index generated a return of -16.10%. National Semiconductor Corp. (+58.69% local) and Motorola Mobility Holdings, Inc. (+43.81% local) were two of the top-performing stocks during the period . Research In Motion Ltd. (-70.87% local) and TriQuint Semiconductor, Inc. (-66.58% local) were two of the worst-performing stocks during the period.


-------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

FONE - FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                        78.51%
Telecommunication Services                    13.87
Consumer Discretionary                         6.49
Health Care                                    1.13
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------


                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Motorola Mobility Holdings, Inc.               2.89%
Apple, Inc.                                    2.85
Flextronics International Ltd.                 2.85
Inventec Co.                                   2.81
Foxconn International Holdings Ltd.            2.81
Samsung Electronics Co., Ltd.                  2.78
Benchmark Electronics, Inc.                    2.76
Compal Communications, Inc.                    2.75
LG Electronics, Inc.                           2.73
Kyocera Corp.                                  2.72
                                             -------
      Total                                   27.95%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     FEBRUARY 17, 2011 - SEPTEMBER 30, 2011

          First Trust NASDAQ CEA   NASDAQ OMX CEA                            MSCI All Country World
          Smartphone Index Fund    Smartphone Index(SM)   MSCI World Index   Information Technology Index
          ----------------------   --------------------   ----------------   ----------------------------
2/17/11   10000                    10000                  10000              10000
3/31/11   9433                     9403                   9849               9547
9/30/11   7503                     7595                   8251               8390


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through September 30 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
2/18/11 - 9/30/11      85          10          0          0         58          3           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to track the performance of the largest and most liquid companies engaged in the manufacturing of automobiles. To be eligible for the index, component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (05/09/11)
                                                                 to 09/30/11
FUND PERFORMANCE
 NAV                                                              -24.55%
 Market Price                                                     -24.92%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                                 -22.83%
 MSCI World Index                                                 -17.68%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -24.55% since the Fund's inception on 5/9/2011. During the same period, the benchmark MSCI World Index generated a return of -17.68%. Daihatsu Motor Co., Ltd. (+10.24% local) and Nissan Shatai Co., Ltd. (+7.28% local) were two of the top-performing stocks during the period. Peugeot S.A. (-46.07% local) and Fiat S.p.A (-44.30% local) were two of the worst-performing stocks during the period.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

CARZ - FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                       100.00%
                                             -------
     Total                                   100.00%
                                             -------

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Toyota Motor Corp.                             8.66%
Hyundai Motor Co.                              8.35
Honda Motor Co., Ltd.                          8.18
Ford Motor Co.                                 7.90
Daimler AG                                     7.45
Suzuki Motor Corp.                             4.91
Nissan Motor Co., Ltd.                         4.42
Kia Motors Corp.                               4.09
Harley-Davidson, Inc.                          4.03
General Motors Co.                             3.81
                                             -------
     Total                                    61.80%
                                             =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 9, 2011 - SEPTEMBER 30, 2011

          First Trust NASDAQ Global   NASDAQ OMX Global
          Auto Index Fund             Auto Index Index(SM)   MSCI World Index
          -------------------------   --------------------   ----------------
5/9/11    10000                       10000                  10000
9/30/11   7545                        7717                   8232


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
5/10/11 - 9/30/11      59          13          0          0         24          4           0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. The cloud computing industry is a group of companies that offers internet and technology products, services and applications delivered via the Internet rather than traditional computing, which focuses on computer desktop applications. To be eligible for the index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must be listed on an index-eligible global stock exchange, as determined by the NASDAQ OMX, have a market capitalization of $100 million.

--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (07/05/11)
                                                                 to 09/30/11
FUND PERFORMANCE
 NAV                                                              -20.98%
 Market Price                                                     -20.93%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                                    -20.91%
 S&P 500 Index                                                    -14.99%
 S&P Composite 1500 Information Technology Index                  -11.14%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated an NAV return of -20.98% since the Fund's inception on 7/5/2011. During the same period, the benchmark S&P 500(R) Index generated a return of -14.99%. Apple, Inc. (+9.16%) and RightNow Technologies, Inc. (+5.62%) were two of the top-performing stocks during the period. Netflix, Inc. (-60.93%) and Juniper Networks, Inc. (-45.71%) were two of the worst-performing stocks during the period.


-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange ISE Cloud Computing(TM) Index and the International Securities Exchange ISE Cloud Computing(TM) Index makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (Continued)
--------------------------------------------------------------------------------

SKYY - FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (Continued)

--------------------------------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                        91.82%
Consumer Discretionary                         6.38
Industrials                                    1.01
Financials                                     0.79
                                             -------
     Total                                   100.00%
                                             =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2011
--------------------------------------------------------------------------------

                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Amazon.com, Inc.                               4.63%
Blackboard, Inc.                               4.47
RightNow Technologies, Inc.                    4.42
Cisco Systems, Inc.                            4.09
Teradata Corp.                                 4.04
Google, Inc., Class A                          4.02
Oracle Corp.                                   3.69
Equinix, Inc.                                  3.67
Open Text Corp.                                3.52
TIBCO Software, Inc.                           3.51
                                             -------
     Total                                    40.06%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 5, 2011 - SEPTEMBER 30, 2011

          First Trust ISE Cloud   ISE Cloud Computing(TM)                   S&P Composite 1500 Information
          Computing Index Fund    Index                     S&P 500 Index   Technology Index
          ---------------------   -----------------------   -------------   ------------------------------
7/5/11    $10,000                 $10,000                   $10,000         $10,000
9/30/11     7,902                   7,909                     8,501           8,886


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through September 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                    ------------------------------------------    ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT              NUMBER OF DAYS BID/ASK MIDPOINT
                                   AT/ABOVE NAV                                   BELOW NAV
                    ------------------------------------------    ------------------------------------------
                     0.00%-      0.50%-     1.00%-                0.00%-     0.50%-      1.00%-
FOR THE PERIOD       0.49%       0.99%      1.99%      >=2.00%    0.49%      0.99%       1.99%      >=2.00%
7/6/11 - 9/30/11       34           3          0          0         23          2           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, or the First Trust ISE Cloud Computing Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2011.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          DURING THE
                                                   APRIL 1, 2011    SEPTEMBER 30, 2011     PERIOD (a)     SIX MONTH PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
Actual                                              $1,000.00             $842.90             0.60%                $2.77
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

Actual                                              $1,000.00             $843.40             0.60%                $2.77
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

Actual                                              $1,000.00             $883.80             0.60%                $2.83
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
Actual                                              $1,000.00             $694.00             0.60%                $2.55
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2011 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          DURING THE
                                                   APRIL 1, 2011    SEPTEMBER 30, 2011     PERIOD (a)     SIX MONTH PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
Actual                                              $1,000.00             $700.10             0.70%                $2.98
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
Actual                                              $1,000.00             $693.10             0.70%                $2.97
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST ISE GLOBAL COPPER INDEX FUND
Actual                                              $1,000.00             $611.70             0.70%                $2.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
Actual                                              $1,000.00             $587.00             0.70%                $2.78
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST BICK INDEX FUND
Actual                                              $1,000.00             $675.50             0.64%                $2.69
Hypothetical (5% return before expenses)            $1,000.00           $1,021.74             0.64%                $3.24

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND
Actual                                              $1,000.00             $798.30             0.70%                $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE       MAY 9, 2011 (c)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                  MAY 9, 2011 (c)   SEPTEMBER 30, 2011    IN THE PERIOD  SEPTEMBER 30, 2011 (d)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
Actual                                              $1,000.00             $751.50             0.70%                $2.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE      JULY 5, 2011 (c)
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH              TO
                                                 JULY 5, 2011 (c)   SEPTEMBER 30, 2011       PERIOD      SEPTEMBER 30, 2011 (e)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
Actual                                              $1,000.00             $796.50             0.60%                $1.28
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

--------

(a) These expense ratios reflect expense caps for certain funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2011 through September 30, 2011), multiplied by 183/365 (to reflect the one-half year period).

(c)   Inception date.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (May 9, 2011 through September 30, 2011), multiplied by 144/365. Hypothetical expenses are assumed for the most recent half-year period.

(e) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (July 5, 2011 through September 30, 2011), multiplied by 87/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.3%
            BELGIUM -- 3.9%
    11,347  Belgacom S.A. (c)                $      341,498
                                             --------------
            BERMUDA -- 5.1%
    77,272  Catlin Group Ltd. (c)                   447,477
                                             --------------
            FRANCE -- 9.5%
    21,809  France Telecom S.A. (c)                 356,944
     9,165  SCOR SE (c)                             197,698
     1,542  Unibail-Rodamco SE REIT (c)             275,149
                                             --------------
                                                    829,791
                                             --------------
            GERMANY -- 10.8%
    24,910  Deutsche Telekom AG (c)                 292,390
    10,657  E. ON AG (c)                            231,214
     1,701  Muenchener Rueckversicherungs-
               Gesellschaft AG (c)                  211,258
     6,228  RWE AG (c)                              215,314
                                             --------------
                                                    950,176
                                             --------------
            IRELAND -- 1.9%
    10,755  CRH PLC (c)                             166,216
                                             --------------
            ITALY -- 5.6%
    52,728  Enel S.p.A (c)                          232,752
    55,222  Snam Rete Gas S.p.A (c)                 254,938
                                             --------------
                                                    487,690
                                             --------------
            NETHERLANDS -- 5.5%
    23,972  Koninklijke (Royal) KPN N.V. (c)        315,735
    10,148  Wolters Kluwer N.V. (c)                 164,688
                                             --------------
                                                    480,423
                                             --------------
            NORWAY -- 2.1%
     8,477  StatoilHydro ASA (c)                    181,898
                                             --------------
            SPAIN -- 4.0%
    43,392  Banco Santander S.A. (c)                354,767
                                             --------------
            SWEDEN -- 1.5%
    11,162  Ratos AB (c)                            128,140
                                             --------------
            SWITZERLAND -- 8.5%
     1,970  Baloise Holding AG (c)                  144,269
       649  Swisscom AG (c)                         264,034
     1,617  Zurich Financial Services
               AG (c) (d)                           336,828
                                             --------------
                                                    745,131
                                             --------------
            UNITED KINGDOM -- 40.9%
    60,614  Amlin PLC (c)                           266,397
     7,671  AstraZeneca PLC (c)                     340,436
    50,694  Carillion PLC (c)                       262,064
    19,974  GlaxoSmithKline PLC (c)                 412,166
   135,300  Man Group PLC (c)                       349,991
    30,014  Provident Financial PLC (c)             467,099
   204,664  RSA Insurance Group PLC (c)             352,219
    21,203  Scottish & Southern Energy PLC (c)      425,485
    42,491  United Utilities Group PLC (c)          411,302
   115,408  Vodafone Group PLC (c)                  297,440
                                             --------------
                                                  3,584,599
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.3%       $    8,697,806
            (Cost $10,225,046) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.7%                     64,504
                                             --------------
            NET ASSETS -- 100.0%             $    8,762,310
                                             ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $10,379,139. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,796 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,781,129.

REIT  - Real Estate Investment Trust

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*         $      --     $8,697,806    $      --
                       ======================================

* See Portfolio of Investments for country breakout.

                       See Notes to Financial Statements                 Page 31

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2011

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $7,468,518 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                           22.3%
Diversified Telecommunication Services              17.9
Electric Utilities                                  10.2
Pharmaceuticals                                      8.6
Capital Markets                                      5.5
Consumer Finance                                     5.3
Water Utilities                                      4.7
Commercial Banks                                     4.0
Wireless Telecommunication Services                  3.4
Real Estate Investment Trusts                        3.1
Construction & Engineering                           3.0
Gas Utilities                                        2.9
Multi-Utilities                                      2.5
Oil, Gas & Consumable Fuels                          2.1
Construction Materials                               1.9
Media                                                1.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.3
NET OTHER ASSETS AND LIABILITIES                     0.7
                                                -----------
TOTAL                                              100.0%
                                                ===========

Page 32                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.8%
            AUSTRALIA -- 8.3%
    44,828  BWP Trust (c)                    $       73,266
   182,350  CFS Retail Property Trust (c)           305,997
    42,527  Charter Hall Office REIT (c)            136,868
    26,048  Charter Hall Retail REIT (c)             78,271
   211,169  Commonwealth Property Office
               Fund (c)                             181,710
   417,150  Dexus Property Group (c)                328,804
    75,906  FKP Property Group (c)                   32,383
   637,454  Goodman Group (c)                       349,255
   159,955  GPT Group (c)                           481,103
   196,196  GPT Group, In Specie (c) (d) (e)              0
   235,260  Investa Office Fund (c)                 137,162
   294,462  Mirvac Group (c)                        323,733
   205,430  Stockland (c)                           571,809
   198,942  Westfield Group (c)                   1,475,292
   263,285  Westfield Retail Trust (c)              612,735
                                             --------------
                                                  5,088,388
                                             --------------
            AUSTRIA -- 0.3%
     7,574  CA Immobilien Anlagen AG (c) (d)         91,404
     6,991  Conwert Immobilien Invest SE (c)         84,056
                                             --------------
                                                    175,460
                                             --------------
            BELGIUM -- 0.5%
     1,447  Befimmo S.C.A (c)                       108,455
     1,178  Cofinimmo (c)                           138,702
       598  Intervest Offices (c)                    15,546
       138  Leasinvest Real Estate S.C.A             11,465
       810  Warehouses De Pauw S.C.A (c)             40,031
       184  Wereldhave Belgium S.C.A (c)             15,961
                                             --------------
                                                    330,160
                                             --------------
            BERMUDA -- 1.6%
   149,922  Hongkong Land Holdings Ltd. (c)         664,242
    60,075  Hopson Development Holdings
               Ltd. (c)                              33,793
    61,713  Kerry Properties Ltd. (c)               196,979
     8,833  Orient-Express Hotels Ltd.,
               Class A (d)                           61,036
                                             --------------
                                                    956,050
                                             --------------
            CANADA -- 5.3%
     4,355  Allied Properties Real Estate
               Investment Trust                      96,334
     7,175  Artis Real Estate Investment Trust       84,698
     4,124  Boardwalk Real Estate Investment
               Trust                                189,612
    32,364  Brookfield Office Properties, Inc.      447,518
     8,860  Calloway Real Estate Investment
               Trust                                217,547
     6,637  Canadian Apartment Properties
               Real Estate Investment Trust         133,639
     5,768  Canadian Real Estate Investment
               Trust                                196,340

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (Continued)
    12,302  Chartwell Seniors Housing
               Real Estate Investment Trust  $       88,634
     5,507  Cominar Real Estate Investment
               Trust                                112,936
     3,125  Crombie Real Estate Investment
               Trust                                 38,172
     5,285  Dundee Real Estate Investment
               Trust                                160,229
     6,898  Extendicare Real Estate
               Investment Trust                      46,276
     5,615  First Capital Realty, Inc.               91,092
    13,495  H&R Real Estate Investment Trust        270,055
     4,403  Homburg Canada Real Estate
               Investment Trust (d)                  51,639
     8,046  InnVest Real Estate Investment
               Trust                                 33,170
     3,854  Killam Properties, Inc.                  39,353
     3,674  Morguard Real Estate Investment
               Trust                                 51,855
     2,534  Northern Property Real Estate
               Investment Trust                      65,823
     3,019  NorthWest Healthcare Properties
               Real Estate Investment Trust          32,843
     6,899  Primaris Retail Real Estate
               Investment Trust                     134,965
    23,017  RioCan Real Estate Investment
               Trust                                571,087
     4,973  Transglobe Apartment Real Estate
               Investment Trust                      52,108
     2,908  Whiterock Real Estate Investment
               Trust                                 33,134
                                             --------------
                                                  3,239,059
                                             --------------
            CAYMAN ISLANDS -- 1.1%
   120,237  Agile Property Holdings Ltd. (c)         77,999
   186,594  China Resources Land Ltd. (c)           200,673
   287,759  Country Garden Holdings Co. (c)          79,542
    99,626  KWG Property Holding Ltd. (c)            36,936
   148,049  New World China Land Ltd. (c)            35,728
   122,173  Shimao Property Holdings Ltd. (c)        91,767
   224,791  Shui On Land Ltd. (c)                    54,109
   178,995  Soho China Ltd. (c)                     113,009
                                             --------------
                                                    689,763
                                             --------------
            FINLAND -- 0.3%
    23,949  Citycon Oyj (c)                          81,906
    23,878  Sponda Oyj (c)                           89,678
     5,464  Technopolis PLC (c)                      23,110
                                             --------------
                                                    194,694
                                             --------------
            FRANCE -- 3.8%
       375  Affine (c)                                7,272
     2,367  Fonciere des Regions (c)                165,114
     1,619  Gecina S.A. (c)                         141,515
     1,872  Icade (c)                               146,261
     8,174  Klepierre (c)                           229,128
     3,964  Mercialys (c)                           141,254


                       See Notes to Financial Statements                 Page 33

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            FRANCE (Continued)
       482  Societe de la Tour Eiffel (c)    $       27,377
     1,121  Societe Immobiliere de Location
               pour l'Industrie et le
               Commerce (c)                         108,225
     7,871  Unibail-Rodamco SE (c)                1,404,472
                                             --------------
                                                  2,370,618
                                             --------------
            GERMANY -- 0.9%
     6,172  Alstria Office REIT-AG (c)               72,419
     1,422  Colonia Real Estate AG (c) (d)            7,508
     4,451  Deutsche Euroshop AG (c)                149,169
     7,055  Deutsche Wohnen AG (c)                   93,738
     2,956  DIC Asset AG (c)                         22,514
     2,862  GSW Immobilien AG (c) (d)                81,032
     8,961  IVG Immobilien AG (c) (d)                31,384
     2,247  Patrizia Immobilien AG (c) (d)           10,500
     3,358  Prime Office REIT-AG (d)                 20,150
     5,554  TAG Immobilien AG (c) (d)                44,747
                                             --------------
                                                    533,161
                                             --------------
            GREECE -- 0.0%
     1,578  Eurobank Properties Real Estate
               Investment Co. (c)                     8,490
                                             --------------
            GUERNSEY -- 0.3%
    43,999  F&C Commerical Property Trust
               Ltd.                                  65,696
    30,682  Invista Foundation Property Trust
               Ltd.                                  15,789
     9,526  IRP Property Investments Ltd. (c)        11,218
    29,686  Picton Property Income Ltd. (c)          18,676
    11,778  Standard Life Investment Property
               Income Trust PLC                      10,331
    30,965  UK Commercial Property Trust
               Ltd. (c)                              36,671
                                             --------------
                                                    158,381
                                             --------------
            HONG KONG -- 9.0%
   212,781  Champion Real Estate Investment
               Trust (c)                             81,286
   352,357  China Overseas Land & Investment
               Ltd. (c)                             503,264
   192,429  Hang Lung Properties Ltd. (c)           572,539
   101,200  Henderson Land Development Co.,
               Ltd. (c)                             454,347
    68,293  Hysan Development Co., Ltd. (c)         206,901
   193,688  Link (The) REIT (c)                     611,939
   256,282  New World Development Co.,
               Ltd. (c)                             245,052
   227,499  Shenzhen Investment Ltd. (c)             41,653
   226,287  Sino Land Co., Ltd. (c)                 298,836
   166,289  Sun Hung Kai Properties Ltd. (c)      1,907,670
   130,443  Wharf (The) Holdings Ltd. (c)           643,563
                                             --------------
                                                  5,567,050
                                             --------------
            ISRAEL -- 0.1%
     2,977  Azrieli Group (c)                        68,911
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ITALY -- 0.1%
    82,574  Beni Stabili S.p.A (c)           $       43,476
    10,285  Immobiliare Grande
               Distribuzione (c)                     15,206
                                             --------------
                                                     58,682
                                             --------------
            JAPAN -- 10.1%
     7,816  AEON Mall Co., Ltd. (c)                 178,533
        62  Japan Prime Realty Investment
               Corp. (c)                            159,205
        42  Japan Real Estate Investment
               Corp. (c)                            410,617
       162  Japan Retail Fund Investment
               Corp. (c)                            260,464
        25  Kenedix Realty Investment Corp.,
               Class A (c)                           81,470
    89,930  Mitsubishi Estate Co., Ltd. (c)       1,458,720
    76,081  Mitsui Fudosan Co., Ltd. (c)          1,201,866
        10  MORI TRUST Sogo Reit, Inc. (c)           92,141
        13  Nippon Accommodations Fund,
               Inc. (c)                              92,075
        50  Nippon Building Fund, Inc. (c)          517,615
     6,600  Nomura Real Estate Holdings,
               Inc. (c)                              99,853
        26  Nomura Real Estate Office Fund,
               Inc. (c)                             158,554
       113  NTT Urban Development Corp. (c)          82,115
        18  ORIX JREIT, Inc. (c)                     82,713
        12  Premier Investment Corp. (c)             47,005
    40,744  Sumitomo Realty & Development
               Co., Ltd. (c)                        783,224
    28,375  Tokyo Tatemono Co., Ltd. (c)             86,352
    34,297  Tokyu Land Corp. (c)                    123,271
        11  TOKYU REIT, Inc. (c)                     59,021
        13  Top REIT, Inc. (c)                       70,452
       181  United Urban Investment Corp. (c)       189,527
                                             --------------
                                                  6,234,793
                                             --------------
            LUXEMBOURG -- 0.1%
     7,758  GAGFAH S.A. (c)                          46,872
                                             --------------
            NETHERLANDS -- 1.3%
     7,845  Corio N.V. (c)                          361,472
     3,515  Eurocommercial Properties N.V.          135,295
     3,732  Nieuwe Steen Investments N.V. (c)        55,432
     1,632  Vastned Offices/Industrial N.V. (c)      21,261
     1,594  VastNed Retail N.V. (c)                  75,623
     1,834  Wereldhave N.V. (c)                     128,980
                                             --------------
                                                    778,063
                                             --------------
            NEW ZEALAND -- 0.1%
    83,842  Kiwi Income Property Trust (c)           68,068
                                             --------------
            NORWAY -- 0.1%
    42,982  Norwegian Property ASA (c)               57,251
                                             --------------
            SINGAPORE -- 4.2%
   179,400  Ascendas Real Estate Investment
               Trust (c)                            276,641
   181,890  CapitaCommercial Trust (c)              138,943
   273,530  Capitaland Ltd. (c)                     510,354

Page 34                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            SINGAPORE (Continued)
   203,883  CapitaMall Trust (c)             $      282,740
   134,000  CapitaMalls Asia Ltd. (c)               123,488
    62,000  CDL Hospitality Trusts (c)               71,217
    59,000  City Developments Ltd. (c)              427,772
   158,000  Global Logistic Properties
               Ltd. (c) (d)                         198,136
    64,521  Keppel Land Ltd. (c)                    126,026
   105,000  Mapletree Industrial Trust (c)           86,391
   156,453  Mapletree Logistics Trust (c)           101,337
   190,197  Suntec Real Estate Investment
               Trust (c)                            166,312
    51,087  Wing Tai Holdings Ltd. (c)               47,332
    50,000  Yanlord Land Group Ltd. (c)              26,789
                                             --------------
                                                  2,583,478
                                             --------------
            SPAIN -- 0.0%
     2,920  Inmobiliaria Colonial S.A. (c) (d)       11,758
                                             --------------
            SWEDEN -- 1.1%
    14,828  Castellum AB (c)                        180,678
    14,258  Fabege AB (c)                           107,741
    13,125  Hufvudstaden AB, Class A (c)            126,726
    10,768  Klovern AB (c)                           39,181
    11,767  Kungsleden AB (c)                        79,946
    10,328  Wallenstam AB, Class B (c)               93,734
     6,453  Wihlborgs Fastigheter AB (c)             81,515
                                             --------------
                                                    709,521
                                             --------------
            SWITZERLAND -- 1.4%
       589  Allreal Holding AG (c) (d)               91,073
       442  Mobimo Holding AG (c) (d)               106,295
     3,989  PSP Swiss Property AG (c) (d)           357,994
     3,515  Swiss Prime Site AG (c) (d)             283,212
     3,861  Zueblin Immobilien Holding
               AG (c) (d)                            12,248
                                             --------------
                                                    850,822
                                             --------------
            UNITED KINGDOM -- 5.3%
     2,069  A.J. Mucklow Group PLC (c)               10,626
    11,258  Big Yellow Group PLC (c)                 41,754
    76,271  British Land Co. PLC (c)                561,804
    58,958  Capital & Counties Properties
               PLC (c)                              154,044
    55,541  Capital Shopping Centres Group
               PLC (c)                              281,632
     1,965  CLS Holdings PLC (d)                     17,773
       422  Daejan Holdings PLC                      16,044
     8,670  Derwent London PLC (c)                  193,229
    10,547  Development Securities PLC (c)           31,144
    26,829  Grainger PLC (c)                         36,011
    26,954  Great Portland Estates PLC (c)          142,029
    60,997  Hammerson PLC (c)                       357,107
    55,071  Hansteen Holdings PLC                    62,004
    10,184  Helical Bar PLC (c)                      30,764
    67,122  Land Securities Group PLC (c)           667,100
    47,050  London & Stamford Property
               PLC (c)                               85,749

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED KINGDOM (Continued)
     5,877  Primary Health Properties PLC    $       30,243
    44,611  Quintain Estates & Development
               PLC (d)                               27,827
    16,128  Safestore Holdings PLC (c)               25,618
    63,936  Segro PLC (c)                           218,104
    21,548  Shaftesbury PLC (c)                     155,669
    12,954  St. Modwen Properties PLC (c)            23,583
    13,722  Unite Group PLC (c) (d)                  35,238
    12,366  Workspace Group PLC (c)                  41,533
                                             --------------
                                                  3,246,629
                                             --------------
            UNITED STATES -- 44.5%
     3,458  Acadia Realty Trust                      64,665
       850  Agree Realty Corp.                       18,513
       175  Alexander's, Inc.                        63,178

     5,324  Alexandria Real Estate Equities,
               Inc.                                 326,840
     3,386  American Assets Trust, Inc.              60,779
     5,994  American Campus Communities,
               Inc.                                 223,037
    10,414  Apartment Investment &
               Management Co., Class A              230,358
     5,858  Ashford Hospitality Trust                41,123
     3,566  Associated Estates Realty Corp.          55,130
     8,107  AvalonBay Communities, Inc.             924,603
    11,278  BioMed Realty Trust, Inc.               186,876
    12,551  Boston Properties, Inc.               1,118,294
    11,591  Brandywine Realty Trust                  92,844
     6,433  BRE Properties, Inc.                    272,373
     6,136  Camden Property Trust                   339,075
     2,645  Campus Crest Communities, Inc.           28,778
     5,854  CapLease, Inc.                           21,133
    12,790  CBL & Associates Properties, Inc.       145,294
     5,837  Cedar Shopping Centers, Inc.             18,153
     2,772  Chesapeake Lodging Trust                 33,458
     4,371  Cogdell Spencer, Inc.                    16,479
     7,518  Colonial Properties Trust               136,527
     7,211  CommonWealth REIT                       136,793
     6,181  Corporate Office Properties Trust       134,622
     8,934  Cousins Properties, Inc.                 52,264
     8,572  CubeSmart                                73,119
    21,151  DCT Industrial Trust, Inc.               92,853
    23,846  DDR Corp.                               259,921
    14,395  DiamondRock Hospitality Co.             100,621
     8,567  Digital Realty Trust, Inc.              472,556
     8,251  Douglas Emmett, Inc.                    141,092
    21,674  Duke Realty Corp.                       227,577
     5,383  DuPont Fabros Technology, Inc.          105,991
     2,312  EastGroup Properties, Inc.               88,180
     6,221  Education Realty Trust, Inc.             53,438
     4,008  Entertainment Properties Trust          156,232
     3,357  Equity Lifestyle Properties, Inc.       210,484
     4,942  Equity One, Inc.                         78,380
    25,343  Equity Residential                    1,314,541
     2,915  Essex Property Trust, Inc.              349,917
     8,085  Extra Space Storage, Inc.               150,624
     5,365  Federal Realty Investment Trust         442,130
    10,731  FelCor Lodging Trust, Inc. (d)           25,003
     7,466  First Industrial Realty Trust, Inc. (d)  59,728

                       See Notes to Financial Statements                 Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            UNITED STATES (Continued)
     4,305  First Potomac Realty Trust       $       53,683
    12,942  Forest City Enterprises, Inc.,
               Class A (d)                          137,962
     7,020  Franklin Street Properties Corp.         79,396
    40,443  General Growth Properties, Inc.         489,360
     2,159  Getty Realty Corp.                       31,133
     9,263  Glimcher Realty Trust                    65,582
     3,039  Government Properties Income
               Trust                                 65,369
    35,002  HCP, Inc.                             1,227,170
    15,237  Health Care REIT, Inc.                  713,092
     6,709  Healthcare Realty Trust, Inc.           113,047
    14,580  Hersha Hospitality Trust                 50,447
     6,241  Highwoods Properties, Inc.              176,371
     4,114  Home Properties, Inc.                   233,511
    10,636  Hospitality Properties Trust            225,802
    60,873  Host Hotels & Resorts, Inc.             665,951
     7,649  Inland Real Estate Corp.                 55,838
     7,004  Investors Real Estate Trust              50,429
     5,039  Kilroy Realty Corp.                     157,721
    34,985  Kimco Realty Corp.                      525,825
     5,427  Kite Realty Group Trust                  19,863
     7,335  LaSalle Hotel Properties                140,832
    13,563  Lexington Realty Trust                   88,702
     9,971  Liberty Property Trust                  290,256
     2,615  LTC Properties, Inc.                     66,212
    11,372  Macerich (The) Co.                      484,788
     7,485  Mack-Cali Realty Corp.                  200,224
     9,587  Medical Properties Trust, Inc.           85,804
     3,202  Mid-America Apartment
               Communities, Inc.                    192,824
     2,393  National Health Investors, Inc.         100,817
     8,215  National Retail Properties, Inc.        220,737
     8,888  OMEGA Healthcare Investors, Inc.        141,586
     1,890  Parkway Properties, Inc.                 20,809
     4,387  Pebblebrook Hotel Trust                  68,656
     4,768  Pennsylvania Real Estate
               Investment Trust                      36,857
    14,884  Piedmont Office Realty Trust, Inc.,
               Class A                              240,674
     4,351  Post Properties, Inc.                   151,154
    39,568  Prologis, Inc.                          959,524
     1,595  PS Business Parks, Inc.                  79,016
    11,002  Public Storage                        1,225,073
     3,321  Ramco-Gershenson Properties Trust        27,232
    10,933  Realty Income Corp.                     352,480
     7,750  Regency Centers Corp.                   273,807
     3,604  Retail Opportunity Investments
               Corp.                                 39,932
     2,750  RLJ Lodging Trust                        35,117
     1,224  Saul Centers, Inc.                       41,383
    13,222  Senior Housing Properties Trust         284,802
    25,249  Simon Property Group, Inc.            2,776,885
     7,368  SL Green Realty Corp.                   428,449
     2,370  Sovran Self Storage, Inc.                88,093
    16,001  Strategic Hotels & Resorts, Inc.
               (d)                                   68,964

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (Continued)
     1,854  Sun Communities, Inc.            $       65,242
    10,173  Sunstone Hotel Investors, Inc.
               (d)                                   57,884
     7,406  Tanger Factory Outlet Centers,
               Inc.                                 192,630
     4,990  Taubman Centers, Inc.                   251,047
    18,886  UDR, Inc.                               418,136
     1,091  Universal Health Realty Income
               Trust                                 36,668
     1,795  Urstadt Biddle Properties, Inc.,
               Class A                               28,666
    24,802  Ventas, Inc.                          1,225,219
    15,882  Vornado Realty Trust                  1,185,115
     5,681  Washington Real Estate Investment
               Trust                                160,091
    10,417  Weingarten Realty Investors             220,528
     2,123  Winthrop Realty Trust                    18,449
                                             --------------
                                                 27,352,492
                                             --------------

            TOTAL COMMON STOCKS -- 99.8%         61,378,614
              (Cost $64,682,856)

            MONEY MARKET FUND -- 0.1%
    36,073  Morgan Stanley Institutional
              Treasury Money Market
              Fund - 0.01% (f)                       36,073
                                             --------------
              (Cost $36,073)

            TOTAL INVESTMENTS -- 99.9%           61,414,687
              (Cost $64,718,929) (g)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   92,867
                                             --------------
            NET ASSETS -- 100.0%             $   61,507,554
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(f)   Represents annualized 7-day yield at September 30, 2011.

(g) Aggregate cost for federal income tax purposes is $67,910,191. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,566,860 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,062,364.

REIT  - Real Estate Investment Trust


Page 36                See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

SEPTEMBER 30, 2011

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Australia       $  5,088,388  $         --  $  5,088,388  $     --
   Austria              175,460            --       175,460        --
   Belgium              330,160        11,465       318,695        --
   Bermuda              956,050        61,036       895,014        --
   Canada             3,239,059     3,239,059            --        --
   Cayman Islands       689,763            --       689,763        --
   Finland              194,694            --       194,694        --
   France             2,370,618            --     2,370,618        --
   Germany              533,161        20,150       513,011        --
   Greece                 8,490            --         8,490        --
   Guernsey             158,381        91,816        66,565        --
   Hong Kong          5,567,050            --     5,567,050        --
   Israel                68,911            --        68,911        --
   Italy                 58,682            --        58,682        --
   Japan              6,234,793            --     6,234,793        --
   Luxembourg            46,872            --        46,872        --
   Netherlands          778,063       135,295       642,768        --
   New Zealand           68,068            --        68,068        --
   Norway                57,251            --        57,251        --
   Singapore          2,583,478            --     2,583,478        --
   Spain                 11,758            --        11,758        --
   Sweden               709,521            --       709,521        --
   Switzerland          850,822            --       850,822        --
   United Kingdom     3,246,629       153,891     3,092,738        --
   United States     27,352,492    27,352,492            --        --
                   --------------------------------------------------
Total Common
   Stocks            61,378,614    31,065,204    30,313,410  $     --
Money Market Fund        36,073        36,073            --        --
                   --------------------------------------------------
Total Investments  $ 61,414,687  $ 31,101,277  $ 30,313,410  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $28,872,588 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       74.0%
Real Estate Management & Development                25.7
Hotels, Restaurants & Leisure                        0.1
Money Market Fund                                    0.1

TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 37

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.9%
            AUSTRALIA -- 16.6%
   291,835  Adelaide Brighton Ltd. (c)       $      735,721
    44,639  Australia & New Zealand Banking
               Group Ltd. (c)                       828,552
    90,687  Billabong International Ltd. (c)        286,174
    22,378  Commonwealth Bank of
               Australia (c)                        973,209
 1,486,122  Commonwealth Property Office
               Fund (c)                           1,278,799
   285,532  David Jones Ltd. (c)                    820,990
   378,779  MAp Group (c)                         1,172,868
   277,491  Metcash Ltd. (c)                      1,093,879
    50,415  National Australia Bank Ltd. (c)      1,070,881
    27,731  Orica Ltd. (c)                          622,342
   299,682  Stockland (c)                           834,157
    79,602  Suncorp Group Ltd. (c)                  606,060
   681,203  Telstra Corp. Ltd. (c)                2,028,773
    56,564  UGL Ltd. (c)                            618,397
    22,609  Wesfarmers Ltd. (c)                     683,120
    98,131  Westfield Group (c)                     727,709
    54,396  Westpac Banking Corp. (c)             1,053,390
    20,367  WorleyParsons Ltd. (c)                  508,188
                                             --------------
                                                 15,943,209
                                             --------------
            AUSTRIA -- 1.5%
    18,412  OMV AG (c)                              548,059
    89,716  Telekom Austria AG (c)                  905,448
                                             --------------
                                                  1,453,507
                                             --------------
            BELGIUM -- 3.8%
    32,536  Belgacom S.A. (c)                       979,199
    31,768  Colruyt S.A. (c)                      1,319,738
    22,980  Mobistar S.A. (c)                     1,311,856
                                             --------------
                                                  3,610,793
                                             --------------
            BERMUDA -- 3.1%
   242,713  Catlin Group Ltd. (c)                 1,405,536
   123,560  VTech Holdings Ltd. (c)               1,146,490
   165,095  Yue Yuen Industrial Holdings
               Ltd. (c)                             426,982
                                             --------------
                                                  2,979,008
                                             --------------
            CANADA -- 9.0%
    75,077  Bell Aliant, Inc.                     1,980,989
    55,779  Canadian Oil Sands Ltd.               1,085,346
    29,080  Crescent Point Energy Corp.           1,094,767
    24,020  Emera, Inc.                             740,611
    37,590  Manitoba Telecom Services, Inc.       1,162,962
    40,767  Russel Metals, Inc.                     810,360
    17,978  Telus Corp.                             880,972
    21,892  TransCanada Corp.                       888,716
                                             --------------
                                                  8,644,723
                                             --------------
            FINLAND -- 1.0%
    31,051  Fortum Oyj (c)                          730,903
    13,460  KCI Konecranes Oyj (c)                  270,511
                                             --------------
                                                  1,001,414
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FRANCE -- 4.8%
    21,775  Bouygues S.A. (c)                $      720,346
    57,312  CNP Assurances (c)                      843,859
    74,841  France Telecom S.A. (c)               1,224,908
    11,191  Neopost S.A. (c)                        820,584
    47,622  Vivendi (c)                             969,578
                                             --------------
                                                  4,579,275
                                             --------------
            GERMANY -- 2.5%
     6,678  BASF SE (c)                             407,126
   109,680  Deutsche Telekom AG (c)               1,287,405
    20,209  RWE AG (c)                              745,471
                                             --------------
                                                  2,440,002
                                             --------------
            HONG KONG -- 2.7%
    87,609  CLP Holdings Ltd. (c)                   789,288
   120,653  Power Assets Holdings Ltd. (c)          923,106
   153,420  Television Broadcasts Ltd. (c)          836,891
                                             --------------
                                                  2,549,285
                                             --------------
            ITALY -- 1.8%
    54,733  ENI S.p.A (c)                           962,900
   728,133  Telecom Italia S.p.A (c)                791,122
                                             --------------
                                                  1,754,022
                                             --------------
            JAPAN -- 2.4%
    27,100  Eisai Co. Ltd. (c)                    1,093,445
    19,700  Ono Pharmaceutical Co., Ltd. (c)      1,175,391
                                             --------------
                                                  2,268,836
                                             --------------
            JERSEY -- 0.5%
    66,419  UBM PLC (c)                             461,831
                                             --------------
            NETHERLANDS -- 1.6%
    81,075  Koninklijke (Royal) KPN N.V. (c)      1,067,839
    14,465  Koninklijke Boskalis Westminster
               N.V. (c)                             444,917
                                             --------------
                                                  1,512,756
                                             --------------
            NEW ZEALAND -- 3.4%
   137,329  Fletcher Building Ltd. (c)              803,193
 1,235,309  Telecom Corp. of New Zealand
               Ltd. (c)                           2,455,451
                                             --------------
                                                  3,258,644
                                             --------------
            PORTUGAL -- 1.8%
   112,959  CIMPOR - Cimentos de Portugal
               SGPS S.A. (c)                        754,321
   323,086  EDP-Energias de Portugal S.A. (c)       995,099
                                             --------------
                                                  1,749,420
                                             --------------
            SINGAPORE -- 2.1%
    89,500  Keppel Corp. Ltd. (c)                   524,851
   677,000  StarHub Ltd. (c)                      1,471,528
                                             --------------
                                                  1,996,379
                                             --------------

Page 38                See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            SPAIN -- 4.4%
   101,689  Banco Santander S.A. (c)         $      831,396
    71,979  Gas Natural SDG S.A. (c)              1,224,007
   383,400  Mapfre S.A. (c)                       1,183,867
    49,483  Telefonica S.A. (c)                     948,329
                                             --------------
                                                  4,187,599
                                             --------------
            SWEDEN -- 2.5%
    38,536  NCC AB, Class B (c)                     627,146
   118,489  Peab AB (c)                             578,321
    22,636  Svenska Handelsbanken AB (c)            575,999
    96,454  TeliaSonera AB (c)                      635,922
                                             --------------
                                                  2,417,388
                                             --------------
            SWITZERLAND -- 2.0%
     2,089  Swisscom AG (c)                         849,871
     5,102  Zurich Financial Services AG (c) (d)  1,062,770
                                             --------------
                                                  1,912,641
                                             --------------
            UNITED KINGDOM -- 11.9%
   160,806  Amlin PLC (c)                           706,738
    32,474  AstraZeneca PLC (c)                   1,441,184
 2,964,558  Cable & Wireless Communications
               PLC (c)                            1,714,235
   139,788  Halfords Group PLC (c)                  634,481
   512,405  Hays PLC (c)                            549,164
    70,951  Jardine Lloyd Thompson Group
               PLC (c)                              694,801
   106,297  Provident Financial PLC (c)           1,654,270
   633,899  RSA Insurance Group PLC (c)           1,090,916
    40,797  Severn Trent PLC (c)                    974,751
    95,458  Tate & Lyle PLC (c)                     925,611
   111,349  United Utilities Group PLC (c)        1,077,829
                                             --------------
                                                 11,463,980
                                             --------------
            UNITED STATES -- 20.5%
    46,150  Altria Group, Inc.                    1,237,281
    26,493  American Electric Power Co., Inc.     1,007,264
    38,001  AT&T, Inc.                            1,083,789
    57,029  CenterPoint Energy, Inc.              1,118,909
    28,244  CenturyLink, Inc.                       935,441
    18,546  Consolidated Edison, Inc.             1,057,493
    19,827  DTE Energy Co.                          971,920
    29,218  Eli Lilly & Co.                       1,080,189
    32,067  FirstEnergy Corp.                     1,440,129
    20,539  Integrys Energy Group, Inc.             998,606
    12,181  Lorillard, Inc.                       1,348,437
    27,721  MeadWestvaco Corp.                      680,828
    20,728  Microchip Technology, Inc.              644,848
    59,001  Pepco Holdings, Inc.                  1,116,299
    23,650  Progress Energy, Inc.                 1,223,178
    67,952  R.R. Donnelley & Sons Co.               959,482
    21,111  SCANA Corp.                             853,940
    23,156  Southern Co.                            981,120
    52,111  TECO Energy, Inc.                       892,661
                                             --------------
                                                 19,631,814
                                             --------------


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%       $   95,816,526
              (Cost $106,670,128) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    123,353
                                             --------------
            NET ASSETS -- 100.0%             $   95,939,879
                                             ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $107,451,967. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,163,097 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,798,538.


                       See Notes to Financial Statements                 Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

SEPTEMBER 30, 2011

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Australia       $ 15,943,209  $         --  $ 15,943,209  $     --
   Austria            1,453,507            --     1,453,507        --
   Belgium            3,610,793            --     3,610,793        --
   Bermuda            2,979,008            --     2,979,008        --
   Canada             8,644,723     8,644,723            --        --
   Finland            1,001,414            --     1,001,414        --
   France             4,579,275            --     4,579,275        --
   Germany            2,440,002            --     2,440,002        --
   Hong Kong          2,549,285            --     2,549,285        --
   Italy              1,754,022            --     1,754,022        --
   Japan              2,268,836            --     2,268,836        --
   Jersey               461,831            --       461,831        --
   Netherlands        1,512,756            --     1,512,756        --
   New Zealand        3,258,644            --     3,258,644        --
   Portugal           1,749,420            --     1,749,420        --
   Singapore          1,996,379            --     1,996,379        --
   Spain              4,187,599            --     4,187,599        --
   Sweden             2,417,388            --     2,417,388        --
   Switzerland        1,912,641            --     1,912,641        --
   United Kingdom    11,463,980            --    11,463,980        --
   United States     19,631,814    19,631,814            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 95,816,526  $ 28,276,537  $ 67,539,989  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $53,735,776 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              22.8%
Electric Utilities                                  10.4
Insurance                                            7.9
Multi-Utilities                                      6.9
Commercial Banks                                     5.6
Pharmaceuticals                                      5.0
Oil, Gas & Consumable Fuels                          4.8
Food & Staples Retailing                             3.2
Construction & Engineering                           3.1
Real Estate Investment Trusts                        3.0
Wireless Telecommunication Services                  2.9
Tobacco                                              2.7
Construction Materials                               2.4
Water Utilities                                      2.1
Consumer Finance                                     1.7
Gas Utilities                                        1.3
Media                                                1.3
Communications Equipment                             1.2
Transportation Infrastructure                        1.2
Chemicals                                            1.1
Commercial Services & Supplies                       1.0
Food Products                                        1.0
Multiline Retail                                     0.9
Office Electronics                                   0.9
Trading Companies & Distributors                     0.8
Paper & Forest Products                              0.7
Semiconductors & Semiconductor Equipment             0.7
Specialty Retail                                     0.7
Textiles, Apparel & Luxury Goods                     0.7
Professional Services                                0.6
Energy Equipment & Services                          0.5
Industrial Conglomerates                             0.5
Machinery                                            0.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                -----------
TOTAL                                              100.0%
                                                ===========

Page 40                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.4%
            AUSTRALIA -- 3.4%
    25,450  AGL Energy Ltd. (c)              $      348,958
 3,909,043  Infigen Energy (c)                      851,056
                                             --------------
                                                  1,200,014
                                             --------------
            BELGIUM -- 9.1%
 3,154,971  Hansen Transmissions
               International N.V. (d)             3,210,221
                                             --------------
            BERMUDA -- 3.1%
23,033,555  China WindPower Group
               Ltd. (c) (d)                       1,092,800
                                             --------------
            BRAZIL -- 0.9%
    38,104  Centrais Eletricas Brasileiras
               S.A., ADR                            334,172
                                             --------------
            CANADA -- 1.2%
    17,148  Brookfield Renewable Power Fund         423,668
                                             --------------
            CAYMAN ISLANDS -- 0.6%
   234,509  China High Speed Transmission
               Equipment Group Co., Ltd. (c)        107,201
   978,944  China Titans Energy Technology
               Group Co., Ltd. (c)                  109,075
                                             --------------
                                                    216,276
                                             --------------
            CHINA -- 7.2%
 2,744,547  China Longyuan Power Group
               Corp., Class H (c)                 2,258,551
   516,041  China Suntien Green Energy Corp.,
               Class H (c)                           94,621
   246,167  Harbin Electric Co., Ltd. (c)           200,583
                                             --------------
                                                  2,553,755
                                             --------------
            DENMARK -- 6.6%
   110,461  Greentech Energy Systems
               A/S (c) (d)                          390,810
   120,722  Vestas Wind Systems A/S (c) (d)       1,956,457
                                             --------------
                                                  2,347,267
                                             --------------
            FRANCE -- 1.5%
     8,617  Alstom S.A. (c)                         283,830
   206,060  Theolia S.A. (c) (d)                    255,396
                                             --------------
                                                    539,226
                                             --------------
            GERMANY -- 15.6%
    68,853  Conergy AG (c) (d)                       27,118
    23,273  E. ON AG (c)                            504,931
   228,854  Nordex AG (c) (d)                     1,123,528
   122,039  PNE Wind AG (c)                         266,209
    14,193  Repower Systems SE (c)                2,697,891
    11,647  RWE AG (c)                              429,635
     4,996  Siemens AG, ADR                         448,591
                                             --------------
                                                  5,497,903
                                             --------------
            GREECE -- 0.5%
    63,278  Terna Energy S.A. (c)                   162,735
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
           ITALY -- 1.2%
   185,528  Enel Green Power S.p.A (c)        $     422,689
                                             --------------
            JAPAN -- 2.4%
       305  Japan Wind Development Co.,
               Ltd. (c) (d)                         273,642
    39,200  Mitsui & Co., Ltd. (c)                  567,823
                                             --------------
                                                    841,465
                                             --------------
            PORTUGAL -- 1.2%
   141,945  EDP-Energias de Portugal S.A. (c)       437,188
                                             --------------
            SOUTH KOREA -- 0.2%
    34,287  Dongkuk Structure & Construction
               Co., Ltd. (c)                         82,209
                                             --------------
            SPAIN -- 24.0%
     3,698  Acciona S.A. (c)                        311,744
   517,957  EDP Renovaveis S.A. (c) (d)           2,820,425
    19,706  Endesa S.A. (c)                         456,196
   769,887  Fersa Energias Renovables
               S.A. (c) (d)                         842,579
   307,000  Gamesa Corp. Tecnologica S.A. (c)     1,372,533
   396,000  Iberdrola S.A. (c)                    2,677,309
                                             --------------
                                                  8,480,786
                                             --------------
            SWEDEN -- 3.4%
   188,454  Arise Windpower AB (c) (d)              836,437
    18,731  SKF AB (c)                              352,931
                                             --------------
                                                  1,189,368
                                             --------------
            SWITZERLAND -- 0.8%
     5,618  BKW FMB Energie AG (c)                  264,155
                                             --------------
            UNITED KINGDOM -- 3.1%
    14,816  BP PLC, ADR                             534,413
     9,266  Royal Dutch Shell PLC, ADR              570,044
                                             --------------
                                                  1,104,457
                                             --------------
            UNITED STATES -- 13.4%
    41,456  AES (The) Corp. (d)                     404,610
     6,206  Allegheny Technologies, Inc.            229,560
     9,666  Alliant Energy Corp.                    373,881
    18,760  American Superconductor Corp. (d)        73,727
     4,250  Ameron International Corp.              360,995
   249,726  Broadwind Energy, Inc. (d)               79,937
    88,377  Capstone Turbine Corp. (d)               88,377
    27,919  Duke Energy Corp.                       558,101
    12,003  Federal-Mogul Corp. (d)                 177,044
    34,833  General Electric Co.                    530,855
     7,541  Kaydon Corp.                            216,276
     9,190  NextEra Energy, Inc.                    496,444
    16,089  NRG Energy, Inc. (d)                    341,247
    12,311  Otter Tail Corp.                        225,291
    12,509  Trinity Industries, Inc.                267,818
     8,222  Woodward, Inc.                          225,283
    14,390  Zoltek Cos., Inc. (d)                    92,528
                                             --------------
                                                  4,741,974
                                             --------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.4%     $   35,142,328
              (Cost $64,562,319)


            MONEY MARKET FUND -- 0.2%
    55,201  Morgan Stanley Institutional
              Treasury Money Market
              Fund - 0.01% (e)                       55,201
              (Cost $55,201)                 --------------


            TOTAL INVESTMENTS -- 99.6%           35,197,529
              (Cost $64,617,520) (f)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.4%                   149,708
                                             --------------
            NET ASSETS -- 100.0%             $   35,347,237
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e)   Represents annualized 7-day yield at September 30, 2011.

(f) Aggregate cost for federal income tax purposes is $71,477,547. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $453,947 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,733,965.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Australia       $  1,200,014  $         --  $  1,200,014  $     --
   Belgium            3,210,221     3,210,221            --        --
   Bermuda            1,092,800            --     1,092,800        --
   Brazil               334,172       334,172            --        --
   Canada               423,668       423,668            --        --
   Cayman Islands       216,276            --       216,276        --
   China              2,553,755            --     2,553,755        --
   Denmark            2,347,267            --     2,347,267        --
   France               539,226            --       539,226        --
   Germany            5,497,903       448,591     5,049,312        --
   Greece               162,735            --       162,735        --
   Italy                422,689            --       422,689        --
   Japan                841,465            --       841,465        --
   Portugal             437,188            --       437,188        --
   South Korea           82,209            --        82,209        --
   Spain              8,480,786            --     8,480,786        --
   Sweden             1,189,368            --     1,189,368        --
   Switzerland          264,155            --       264,155        --
   United Kingdom     1,104,457     1,104,457            --        --
   United States      4,741,974     4,741,974            --        --
                   --------------------------------------------------
Total Common
   Stocks            35,142,328    10,263,083    24,879,245        --
Money Market
Fund                     55,201        55,201            --        --
                   --------------------------------------------------
Total Investments  $ 35,197,529  $ 10,318,284  $ 24,879,245  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $23,416,423 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


Page 42                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

SEPTEMBER 30, 2011

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Independent Power Producers & Energy Traders        29.9%
Electrical Equipment                                23.5
Electric Utilities                                  18.5
Machinery1                                           1.4
Oil, Gas & Consumable Fuels                          5.8
Multi-Utilities                                      3.3
Industrial Conglomerates                             2.8
Trading Companies & Distributors                     1.6
Building Products                                    1.0
Metals & Mining                                      0.6
Auto Components                                      0.5
Chemicals                                            0.3
Construction & Engineering                           0.2
Money Market Fund                                    0.2

TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 43

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.8%
            AUSTRALIA -- 4.2%
     5,067  Cardno Ltd. (c)                  $       22,537
   118,565  Downer EDI Ltd. (c) (d)                 324,518
    42,091  Leighton Holdings Ltd. (c)              747,549
    76,692  NRW Holdings Ltd. (c)                   168,984
                                             --------------
                                                  1,263,588
                                             --------------
            CANADA -- 3.0%
     5,285  Aecon Group, Inc.                        37,826
    15,196  SNC-Lavalin Group, Inc.                 638,496
     9,900  Stantec, Inc. (d)                       220,598
                                             --------------
                                                    896,920
                                             --------------
            CAYMAN ISLANDS -- 1.2%
   705,381  China State Construction
               International Holdings Ltd. (c)      371,573
                                             --------------
            CHINA -- 2.9%
   986,943  China Communications
               Construction Co., Ltd. (c)           640,901
 1,130,793  China Railway Group Ltd. (c)            225,483
                                             --------------
                                                    866,384
                                             --------------
            EGYPT -- 1.7%
    14,532  Orascom Construction Industries,
               GDR                                  504,987
                                             --------------
            FINLAND -- 1.3%
     9,267  Poyry Oyj (c)                            72,589
    22,456  YIT Oyj (c)                             337,294
                                             --------------
                                                    409,883
                                             --------------
            FRANCE -- 6.3%
    23,849  Bouygues S.A. (c)                       788,956
    11,249  Eiffage S.A. (c)                        346,981
    18,006  Vinci S.A. (c)                          772,310
                                             --------------
                                                  1,908,247
                                             --------------
            GERMANY -- 2.3%
    11,393  Hochtief AG (c)                         711,614
                                             --------------
            ITALY -- 3.3%
    34,127  Ansaldo STS S.p.A (c)                   339,168
    14,345  Astaldi S.p.A (c)                        79,521
   138,439  Impregilo S.p.A (c)                     342,780
   100,489  Marie Tecnimont S.p.A (c)                82,941
    16,378  Trevi Finanziaria S.p.A (c)             166,799
                                             --------------
                                                  1,011,209
                                             --------------
            JAPAN -- 25.6%
    56,000  Chiyoda Corp. (c)                       545,955
    49,100  COMSYS Holdings Corp. (c)               483,617
    37,000  JGC Corp. (c)                           904,808
   261,000  Kajima Corp. (c)                        856,614
    61,000  Kandenko Co., Ltd. (c)                  284,045
    53,000  Kinden Corp. (c)                        458,249
    29,100  Kyowa Exeo Corp. (c)                    277,691
    24,000  Maeda Corp. (c)                          88,749


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (Continued)
    19,000  Maeda Road Construction Co.,
               Ltd. (c)                      $      207,218
   159,000  Obayashi Corp. (c)                      785,376
    26,000  Okumura Corp. (c)                       101,144
   201,500  Penta-Ocean Construction Co.,
               Ltd. (c)                             583,209
   151,000  Shimizu Corp. (c)                       662,774
     7,700  SHO-BOND Holdings Co., Ltd. (c)         185,263
   255,000  Taisei Corp. (c)                        702,016
    59,000  Toda Corp. (c)                          230,071
    31,000  Toshiba Plant Systems & Services
               Corp. (c)                            307,278
    38,000  Toyo Engineering Corp. (c)              126,695
                                             --------------
                                                  7,790,772
                                             --------------
            JERSEY -- 0.4%
    18,098  Kentz Corp. Ltd. (c)                    126,987
                                             --------------
            NETHERLANDS -- 7.5%
    13,545  Arcadis N.V. (c)                        247,260
    24,795  Chicago Bridge & Iron Co. N.V.,
               ADR                                  709,881
    17,120  Imtech N.V. (c)                         481,568
    79,317  Koninklijke BAM Groep N.V. (c)          316,961
    17,524  Koninklijke Boskalis Westminster
               N.V. (c)                             539,007
                                             --------------
                                                  2,294,677
                                             --------------
            NORWAY -- 1.7%
    55,286  Aker Solutions ASA (c)                  529,604
                                             --------------
            PANAMA -- 1.8%
    51,421  McDermott International, Inc. (d)       553,290
                                             --------------
            PORTUGAL -- 0.0%
     6,451  Mota-Engil SGPS S.A. (c)                  8,854
                                             --------------
            SPAIN -- 7.1%
    23,077  ACS Actividades de Construccion
               y Servicios S.A. (c)                 813,243
    21,171  Obrascon Huarte Lain S.A. (c)           519,878
    84,022  Sacyr Vallehermoso S.A. (c)             465,512
    11,732  Tecnicas Reunidas S.A. (c)              374,168
                                             --------------
                                                  2,172,801
                                             --------------
            SWEDEN -- 4.6%
    23,158  NCC AB, Class B (c)                     376,880
    54,854  Peab AB (c)                             267,732
    53,943  Skanska AB (c)                          746,759
                                             --------------
                                                  1,391,371
                                             --------------
            SWITZERLAND -- 1.7%
    29,436  Foster Wheeler AG (d)                   523,666
                                             --------------
            UNITED KINGDOM -- 4.4%
    48,949  AMEC PLC (c)                            617,635
   114,953  Balfour Beatty PLC (c)                  454,712
    12,749  Interserve PLC (c)                       59,522
    23,043  WS Atkins PLC (c)                       193,419
                                             --------------
                                                  1,325,288
                                             --------------


Page 44                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            UNITED STATES -- 18.8%
    23,189  AECOM Technology Corp. (d)       $      409,750
    18,614  EMCOR Group, Inc. (d)                   378,423
    17,250  Fluor Corp.                             802,987
    15,921  Granite Construction, Inc.              298,837
    16,062  Insituform Technologies, Inc.,
               Class A (d)                          185,998
    24,293  Jacobs Engineering Group, Inc. (d)      784,421
    28,053  KBR, Inc.                               662,892
    47,385  Quanta Services, Inc. (d)               890,364
    24,901  Shaw Group (The), Inc. (d)              541,348
    17,816  Tutor Perini Corp.                      204,706
    18,407  URS Corp. (d)                           545,952
                                             --------------
                                                  5,705,678
                                             --------------

            TOTAL INVESTMENTS -- 99.8%           30,367,393
              (Cost $40,773,601) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                    51,865
                                             --------------
            NET ASSETS -- 100.0%             $   30,419,258
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $41,003,974. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $731,616 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,368,197.

ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Australia       $  1,263,588  $         --  $  1,263,588  $     --
   Canada               896,920       896,920            --        --
   Cayman Islands       371,573            --       371,573        --
   China                866,384            --       866,384        --
   Egypt                504,987       504,987            --        --
   Finland              409,883            --       409,883        --
   France             1,908,247            --     1,908,247        --
   Germany              711,614            --       711,614        --
   Italy              1,011,209            --     1,011,209        --
   Japan              7,790,772            --     7,790,772        --
   Jersey               126,987            --       126,987        --
   Netherlands        2,294,677       709,881     1,584,796        --
   Norway               529,604            --       529,604        --
   Panama               553,290       553,290            --        --
   Portugal               8,854            --         8,854        --
   Spain              2,172,801            --     2,172,801        --
   Sweden             1,391,371            --     1,391,371        --
   Switzerland          523,666       523,666            --        --
   United Kingdom     1,325,288            --     1,325,288        --
   United States      5,705,678     5,705,678            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 30,367,393  $  8,894,422  $ 21,472,971  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $19,695,936 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                          89.2%
Energy Equipment & Services                          6.8
Professional Services                                1.6
Transportation Infrastructure                        1.1
Commercial Services & Supplies                       1.1
Total Investments                                   99.8
Net Other Assets and Liabilities                     0.2
                                                -----------
Total                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 45

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.6%
            CAYMAN ISLANDS -- 1.1%
   684,959  Wasion Group Holdings Ltd. (c)   $      197,859
                                             --------------
            FRANCE -- 10.0%
    10,030  Alstom S.A. (c)                         330,372
    27,637  Schneider Electric S.A. (c)           1,479,006
                                             --------------
                                                  1,809,378
                                             --------------
            GERMANY -- 8.9%
    47,780  Elster Group SE, ADR (d)                714,311
     2,572  PSI AG fuer Produkte und Systeme
               der Informationstechnologie (c)       62,257
     4,259  Siemens AG (c)                          383,183
     8,882  SMA Solar Technology AG (c)             460,026
                                             --------------
                                                  1,619,777
                                             --------------
            IRELAND -- 2.2%
     8,674  Cooper Industries PLC                   400,045
                                             --------------
            ITALY -- 4.0%
    55,939  Prysmian S.p.A (c)                      734,890
                                             --------------
            JAPAN -- 9.1%
   110,000  NGK Insulators Ltd. (c)               1,655,218
                                             --------------
            SPAIN -- 8.8%
    35,131  Red Electrica Corp. S.A. (c)          1,600,876
                                             --------------
            SWITZERLAND -- 7.9%
    84,202  ABB Ltd. (c) (d)                      1,440,349
                                             --------------
            UNITED KINGDOM -- 2.2%
    40,483  National Grid PLC (c)                   401,269
                                             --------------
            UNITED STATES -- 44.9%
    20,639  A123 Systems, Inc. (d)                   70,998
     7,149  Advanced Energy Industries, Inc.
               (d)                                   61,624
    37,427  American Superconductor Corp. (d)       147,088
     9,263  AZZ, Inc.                               359,127
     4,185  Digi International, Inc. (d)             46,035
    31,332  Echelon Corp. (d)                       219,637
    19,600  EnerNOC, Inc. (d)                       176,400
    19,647  ESCO Technologies, Inc.                 500,998
    29,226  General Cable Corp. (d)                 682,427
    25,841  General Electric Co.                    393,817
     7,123  Hubbell, Inc., Class B                  352,873
    10,941  ITC Holdings Corp.                      847,162
    21,387  Itron, Inc. (d)                         630,917
    13,879  MasTec, Inc. (d)                        244,409
    15,059  MYR Group, Inc. (d)                     265,641
    24,841  Pike Electric Corp. (d)                 168,174
    76,497  Power-One, Inc. (d)                     344,237
    87,755  Quanta Services, Inc. (d)             1,648,916
    88,246  Satcon Technology Corp. (d)              83,834
     8,609  Thomas & Betts Corp. (d)                343,585
     4,331  Valmont Industries, Inc.                337,558


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (Continued)
     7,088  WESCO International, Inc. (d)    $      237,802
                                             --------------
                                                  8,163,259
                                             --------------
            VIRGIN ISLANDS (US) -- 0.5%
    12,102  Jinpan International Ltd.                96,090
                                             --------------
            TOTAL INVESTMENTS -- 99.6%           18,119,010
              (Cost $22,656,556) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.4%                    67,855
                                             --------------
            NET ASSETS -- 100.0%             $   18,186,865
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $22,881,970. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $550,007 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,312,967.

ADR   - American Depositary Receipt


Page 46                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

SEPTEMBER 30, 2011

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Cayman Islands  $    197,859  $         --  $    197,859  $     --
   France             1,809,378            --     1,809,378        --
   Germany            1,619,777       714,311       905,466        --
   Ireland              400,045       400,045            --        --
   Italy                734,890            --       734,890        --
   Japan              1,655,218            --     1,655,218        --
   Spain              1,600,876            --     1,600,876        --
   Switzerland        1,440,349            --     1,440,349        --
   United Kingdom       401,269            --       401,269        --
   United States      8,163,259     8,163,259            --        --
   Virgin Islands
      (US)               96,090        96,090            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 18,119,010  $  9,373,705  $  8,745,305  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $8,352,676 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.




                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                                35.8%
Machinery                                           13.7
Electric Utilities                                  13.5
Construction & Engineering                          12.8
Electronic Equipment, Instruments & Components      11.6
Industrial Conglomerates                             4.3
Semiconductors & Semiconductor Equipment             2.9
Multi-Utilities                                      2.2
Trading Companies & Distributors                     1.3
Commercial Services & Supplies                       1.0
Software                                             0.3
Communications Equipment                             0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 47

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.7%
            CANADA -- 43.2%
   343,693  Anvil Mining Ltd. (c)            $    2,512,347
   690,712  Capstone Mining Corp. (c)             1,595,117
   205,019  Copper Mountain Mining Corp. (c)        809,980
   152,712  First Quantum Minerals Ltd.           2,032,954
   178,582  HudBay Minerals, Inc.                 1,664,993
    57,771  Imperial Metals Corp. (c)             1,056,296
    51,975  Inmet Mining Corp.                    2,202,204
   199,843  Ivanhoe Mines Ltd. (c)                2,755,732
 2,371,595  Katanga Mining Ltd. (c)               2,512,139
   644,611  Lundin Mining Corp. (c)               2,245,281
   515,025  Mercator Minerals Ltd. (c)              688,076
   134,338  Northern Dynasty Minerals Ltd. (c)      720,052
   178,731  Quadra Mining Ltd. (c)                1,553,812
   600,776  Taseko Mines Ltd. (c)                 1,531,979
                                             --------------
                                                 23,880,962
                                             --------------
            PERU -- 0.5%
     7,901  Sociedad Minera Cerro Verde S.A.A.      268,476
                                             --------------
            POLAND -- 5.6%
    79,050  KGHM Polska Miedz S.A. (d)            3,095,294
                                             --------------
            RUSSIA -- 5.1%
   129,795  MMC Norilsk Nickel, ADR (d)           2,796,978
                                             --------------
            SOUTH AFRICA -- 5.0%
 1,876,348  Metorex Ltd. (c) (d)                  1,850,584
    66,969  Palabora Mining Co., Ltd. (d)           923,098
                                             --------------
                                                  2,773,682
                                             --------------
            TURKEY -- 2.2%
   781,671  Park Elektrik Madencilik Tekstil
               Sanayi ve Ticaret A.S. (c) (d)     1,211,495
                                             --------------
            UNITED KINGDOM -- 26.4%
   206,625  Antofagasta PLC (d)                   2,950,331
   197,277  Kazakhmys PLC (d)                     2,409,946
    75,009  Rio Tinto PLC, ADR                    3,306,397
   147,447  Vedanta Resources PLC (d)             2,506,384
   269,826  Xstrata PLC (d)                       3,407,292
                                             --------------
                                                 14,580,350
                                             --------------
            UNITED STATES -- 11.7%
   100,798  Freeport-McMoRan Copper &
               Gold, Inc.                         3,069,299
   137,142  Southern Copper Corp.                 3,427,179
                                             --------------
                                                  6,496,478
                                             --------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.7%       $   55,103,715
              (Cost $96,014,499) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                   154,464
                                             --------------
            NET ASSETS -- 100.0%             $   55,258,179
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $97,049,895. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $299,733 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,245,913.

ADR   - American Depositary Receipt


Page 48                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Canada          $ 23,880,962  $ 23,880,962  $         --  $     --
   Peru                 268,476       268,476            --        --
   Poland             3,095,294            --     3,095,294        --
   Russia             2,796,978            --     2,796,978        --
   South Africa       2,773,682            --     2,773,682        --
   Turkey             1,211,495            --     1,211,495        --
   United Kingdom    14,580,350     3,306,397    11,273,953        --
   United States      6,496,478     6,496,478            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 55,103,715  $ 33,952,313  $ 21,151,402  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $21,151,402 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     99.7%
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 49

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 97.6%
            AUSTRALIA -- 2.1%
 1,074,531  Platinum Australia Ltd. (c) (d)  $      160,874
                                             --------------
            BERMUDA -- 6.4%
   118,676  Aquarius Platinum Ltd. (c)              326,030
   620,981  Nkwe Platinum Ltd. (c) (d)              102,565
   175,835  Sylvania Platinum Ltd. (c) (d)           57,463
                                             --------------
                                                    486,058
                                             --------------
            CANADA -- 17.4%
   162,907  Anooraq Resources Corp. (d)              97,370
   534,923  Eastern Platinum Ltd. (d)               357,330
   205,722  Noront Resources Ltd. (d)                91,288
   120,282  North American Palladium Ltd. (d)       306,719
   186,168  Platinum Group Metals Ltd. (d)          200,754
   198,410  Platmin Ltd. (d)                         85,203
   160,688  PolyMet Mining Corp. (d)                197,646
                                             --------------
                                                  1,336,310
                                             --------------
            CHINA -- 2.6%
   701,257  Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H (c)               195,615
                                             --------------
            HONG KONG -- 3.8%
   762,558  Minmetals Resources Ltd. (c) (d)        287,985
                                             --------------
            JAPAN -- 3.5%
     5,700  Furuya Metal Co., Ltd. (c)              269,340
                                             --------------
            RUSSIA -- 7.5%
    26,735  MMC Norilsk Nickel, ADR (c)             576,118
                                             --------------
            SOUTH AFRICA -- 34.3%
    28,861  African Rainbow Minerals Ltd. (c)       617,111
     9,790  Anglo Platinum Ltd. (c)                 667,899
    29,015  Impala Platinum Holdings Ltd. (c)       586,288
    86,931  Northam Platinum Ltd. (c)               352,488
    52,915  Royal Bafokeng Platinum
               Ltd. (c) (d)                         371,704
   154,367  Wesizwe Platinum Ltd. (d)                32,501
                                             --------------
                                                  2,627,991
                                             --------------
            UNITED KINGDOM -- 16.7%
    28,934  Johnson Matthey PLC (c)                 709,711
    35,284  Lonmin PLC (c)                          572,902
                                             --------------
                                                  1,282,613
                                             --------------
            UNITED STATES -- 3.3%
    29,677  Stillwater Mining Co. (d)               252,254
                                             --------------
            TOTAL INVESTMENTS -- 97.6%            7,475,158
              (Cost $12,702,545) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 2.4%                   184,968
                                             --------------
            NET ASSETS -- 100.0%             $    7,660,126
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $13,029,746. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,554,588.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Australia       $    160,874  $         --  $    160,874  $     --
   Bermuda              486,058            --       486,058        --
   Canada             1,336,310     1,336,310            --        --
   China                195,615            --       195,615        --
   Hong Kong            287,985            --       287,985        --
   Japan                269,340            --       269,340        --
   Russia               576,118            --       576,118        --
   South Africa       2,627,991        32,501     2,595,490        --
   United Kingdom     1,282,613            --     1,282,613        --
   United States        252,254       252,254            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $  7,475,158  $  1,621,065  $  5,854,093  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $5,424,926 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


Page 50                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

SEPTEMBER 30, 2011

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     84.8%
Chemicals                                            9.3
Semiconductors & Semiconductor Equipment             3.5
-----------------------------------------------------------
TOTAL INVESTMENTS                                   97.6
NET OTHER ASSETS AND LIABILITIES                     2.4
                                                -----------
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                 Page 51

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 100.0%
            BRAZIL -- 25.1%
    27,812  Banco Bradesco S.A., ADR         $      411,339
    30,103  Banco do Brasil S.A.                    389,686
    53,658  Banco Santander Brasil S.A., ADR        392,776
    86,896  BM&F BOVESPA S.A.                       400,685
    25,500  BRF- Brasil Foods S.A.                  437,782
    12,546  Cia Brasileira de Distribuicao
               Grupo PAO de Acucar, Class
               Preference                           380,333
    18,707  Cielo S.A.                              411,897
    14,761  Companhia de Bebidas das
               Americas, ADR                        452,425
    16,493  Companhia de Concessoes
               Rodoviarias                          425,165
    27,877  Companhia Energetica de Minas
               Gerais, ADR                          413,695
    51,967  Companhia Siderurgica Nacional
               S.A., ADR                            412,618
    54,866  Cyrela Brazil Realty S.A.
               Empreendimentos e Participacoes      339,949
    20,164  Embraer S.A., ADR                       511,561
    57,532  Gerdau S.A., ADR                        410,203
     8,400  HRT Participacoes em Petroleo
               S.A. (c)                              33,427
    84,055  Investimentos Itau S.A.                 422,454
    27,942  Itau Unibanco Holding S.A., ADR         433,660
    22,067  Natura Cosmeticos S.A.                  375,559
    73,423  OGX Petroleo e Gas Participacoes
               S.A. (c)                             452,585
   103,494  PDG Realty S.A. Empreendimentos
               e Participacoes                      333,559
    18,014  Petroleo Brasileiro S.A., ADR           404,414
    31,674  Redecard S.A.                           426,363
    16,647  Telecomunicacoes de Sao Paulo
               S.A., ADR                            440,313
    17,278  Tim Participacoes S.A., ADR             407,070
    67,033  Usinas Siderurgicas de Minas
               Gerais S.A.                          376,119
    17,920  Vale S.A., ADR                          408,576
                                             --------------
                                                 10,304,213
                                             --------------
            CAYMAN ISLANDS -- 4.3%
     3,332  Baidu, Inc., ADR (c)                    356,224
    12,434  Ctrip.com International Ltd.,
               ADR (c)                              399,878
   906,000  Evergrande Real Estate Group
               Ltd. (d)                             276,900
     4,566  SINA Corp. (c)                          326,971
    20,170  Tencent Holdings Ltd. (d)               418,368
                                             --------------
                                                  1,778,341
                                             --------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA -- 17.5%
 1,082,461  Agricultural Bank of China Ltd.,
               Class H (d)                   $      353,443
   139,356  Anhui Conch Cement Co., Ltd.,
               Class H (d)                          378,515
 1,237,499  Bank of China Ltd., Class H (d)         382,661
   307,311  Changsha Zoomlion Heavy Industry
               Science And Technology
               Development Co. Ltd., Class H
               (d)                                  343,414
   377,249  China Coal Energy Co., Class H (d)      336,637
   648,715  China Construction Bank Corp.,
               Class H (d)                          392,366
   194,786  China Life Insurance Co., Ltd.,
               Class H (d)                          460,748
   235,933  China Merchants Bank Co., Ltd.,
               Class H (d)                          356,895
   366,000  China National Building Material
               Co. Ltd., Class H (d)                308,443
   127,305  China Pacific Insurance Group
               Co., Ltd., Class H (d)               366,899
   495,162  China Petroleum & Chemical Corp.,
               Class H (d)                          476,202
   106,314  China Shenhua Energy Co., Ltd.,
               Class H (d)                          416,863
   739,258  China Telecom Corp., Ltd.,
               Class H (d)                          462,943
   752,766  Industrial & Commercial Bank of
               China, Class H (d)                   363,503
   177,552  Jiangxi Copper Co., Ltd.,
               Class H (d)                          308,096
   385,217  PetroChina Co., Ltd., Class H (d)       466,612
   290,000  Picc Property & Casualty Co. Ltd.,
               Class H (d)                          310,102
    60,284  Ping An Insurance (Group) Co. of
               China Ltd., Class H (d)              337,066
   171,541  Yanzhou Coal Mining Co., Ltd.,
               Class H (d)                          365,007
                                             --------------
                                                  7,186,415
                                             --------------
            HONG KONG -- 1.0%
   265,710  CNOOC Ltd. (d)                          427,234
                                             --------------
            INDIA -- 25.1%
    36,268  Axis Bank Ltd., GDR (d)                 745,162
    27,701  Dr. Reddy's Laboratories Ltd.,
               ADR                                  825,490
    27,034  HDFC Bank Ltd., ADR                     788,041
    22,616  ICICI Bank Ltd., ADR                    785,228
    18,099  Infosys Technologies Ltd., ADR          924,316
    23,584  Larsen & Toubro Ltd., GDR (d)           641,084
    50,249  Mahindra & Mahindra Ltd.,
               GDR (d)                              831,059


Page 52                See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            INDIA (Continued)
    24,309  Reliance Industries Ltd., GDR (d) $     784,563
     9,518  State Bank of India, GDR (d)            799,655
    77,754  Sterlite Industries (India) Ltd., ADR   716,114
    55,618  Tata Motors Ltd., ADR                   855,405
    85,374  Tata Steel Ltd., GDR (d)                724,973
    94,336  Wipro Ltd., ADR                         872,608
                                             --------------
                                                 10,293,698
                                             --------------
            MAURITIUS -- 2.2%
    41,144  Makemytrip Ltd. (c)                     908,460
                                             --------------
            SOUTH KOREA -- 24.8%
    20,160  Daewoo Shipbuilding & Marine
               Engineering Co., Ltd. (d)            377,811
     7,875  GS Holdings (d)                         373,163
    16,834  Hanwha Chemical Corp. (d)               358,799
     1,363  Honam Petrochemical Corp. (d)           327,118
    25,880  Hynix Semiconductor, Inc. (d)           456,681
     8,429  Hyundai Engineering &
               Construction Co., Ltd. (d)           426,390
     1,691  Hyundai Heavy Industries Co.,
               Ltd. (d)                             392,597
     1,590  Hyundai Mobis (d)                       450,346
     2,608  Hyundai Motor Co. (d)                   455,925
     4,725  Hyundai Steel Co. (d)                   343,954
    12,825  KB Financial Group, Inc. (d)            423,765
     7,519  Kia Motors Corp. (d)                    448,374
     1,489  LG Chem Ltd. (d)                        394,681
     9,181  LG Corp. (d)                            458,636
    26,890  LG Display Co., Ltd. (d)                438,559
     8,307  LG Electronics, Inc. (d)                474,319
     2,000  OCI Co., Ltd. (d)                       341,476
     1,238  POSCO (d)                               381,507
     7,464  Samsung C&T Corp. (d)                   434,463
       660  Samsung Electronics Co., Ltd. (d)       460,849
    16,780  Samsung Heavy Industries Co.,
               Ltd. (d)                             384,082
    12,429  Shinhan Financial Group Co.,
               Ltd. (d)                             433,357
     3,552  SK Holdings Co., Ltd. (d)               393,355
     3,179  SK Innovation Co., Ltd. (d)             371,947
     4,598  S-Oil Corp. (d)                         396,744
                                             --------------
                                                 10,198,898
                                             --------------

            TOTAL INVESTMENTS -- 100.0%          41,097,259
              (Cost $54,898,320) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                    (8,515)
                                             --------------
            NET ASSETS -- 100.0%             $   41,088,744
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $55,872,550. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $838,515 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,613,806.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Brazil          $ 10,304,213  $ 10,304,213  $         --  $     --
   Cayman Islands     1,778,341     1,083,073       695,268        --
   China              7,186,415            --     7,186,415        --
   Hong Kong            427,234            --       427,234        --
   India             10,293,698     5,767,202     4,526,496        --
   Mauritius            908,460       908,460            --        --
   South Korea       10,198,898            --    10,198,898        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 41,097,259  $ 18,062,948  $ 23,034,311  $     --
                   ==================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Fund transferred common stocks valued at $17,300,215 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011 exceeding a certain threshold.


                       See Notes to Financial Statements                 Page 53

FIRST TRUST BICK INDEX FUND

SEPTEMBER 30, 2011

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Commercial Banks                                    19.2%
Oil, Gas & Consumable Fuels                         12.9
Metals & Mining                                      9.9
IT Services                                          6.4
Automobiles                                          6.3
Insurance                                            3.6
Machinery                                            3.6
Chemicals                                            3.5
Household Durables                                   2.8
Internet Software & Services                         2.7
Construction & Engineering                           2.6
Diversified Telecommunication Services               2.2
Internet & Catalog Retail                            2.2
Semiconductors & Semiconductor Equipment             2.2
Industrial Conglomerates                             2.1
Pharmaceuticals                                      2.0
Construction Materials                               1.7
Aerospace & Defense                                  1.2
Auto Components                                      1.1
Beverages                                            1.1
Electronic Equipment, Instruments & Components       1.1
Food Products                                        1.1
Diversified Financial Services                       1.0
Electric Utilities                                   1.0
Hotels, Restaurants & Leisure                        1.0
Trading Companies & Distributors                     1.0
Transportation Infrastructure                        1.0
Wireless Telecommunication Services                  1.0
Food & Staples Retailing                             0.9
Personal Products                                    0.9
Real Estate Management & Development                 0.7
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                -----------
TOTAL                                              100.0%
                                                ===========


Page 54                See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 100.1%
            BERMUDA -- 1.4%
    12,875  Marvell Technology Group Ltd. (c) $     187,074
                                             --------------
            CANADA -- 4.3%
    46,811  Celestica, Inc. (c)                     339,380
    12,180  Research In Motion Ltd. (c)             247,254
                                             --------------
                                                    586,634
                                             --------------
            CAYMAN ISLANDS -- 2.8%
   734,671  Foxconn International Holdings
               Ltd. (c) (d)                         379,523
                                             --------------
            CHINA -- 2.4%
    86,102  BYD Co., Ltd., Class H (c) (d)          143,259
    63,967  ZTE Corp., Class H (d)                  181,165
                                             --------------
                                                    324,424
                                             --------------
            FINLAND -- 2.6%
    60,803  Nokia Corp., ADR                        344,145
                                             --------------
            FRANCE -- 2.3%
    50,973  Alcatel-Lucent, ADR (c)                 144,253
     5,379  France Telecom S.A. (d)                  88,037
     4,068  Vivendi (d)                              82,824
                                             --------------
                                                    315,114
                                             --------------
            GERMANY -- 0.7%
     7,740  Deutsche Telekom AG (d)                  90,851
                                             --------------
            GUERNSEY -- 1.3%
     6,423  Amdocs Ltd. (c)                         174,192
                                             --------------
            HONG KONG -- 1.3%
     9,064  China Mobile Ltd. (d)                    88,603
    42,024  China Unicom (Hong Kong)
               Ltd. (d)                              85,440
                                             --------------
                                                    174,043
                                             --------------
            ITALY -- 0.7%
    81,444  Telecom Italia S.p.A (d)                 88,489
                                             --------------
            JAPAN -- 9.9%
    26,900  Elpida Memory, Inc. (c) (d)             168,250
        12  KDDI Corp. (d)                           82,612

     4,400  Kyocera Corp. (d)                       367,909
        51  NTT DoCoMo, Inc. (d)                     92,925

     2,600  Softbank Corp. (d)                       76,076
    19,100  Sony Corp. (d)                          365,612
    45,000  Toshiba Corp. (d)                       183,575
                                             --------------
                                                  1,336,959
                                             --------------
            NETHERLANDS -- 2.7%
     3,687  Gemalto N.V. (d)                        175,328
    28,941  STMicroelectronics N.V. (c) (d)         189,133
                                             --------------
                                                    364,461
                                             --------------
            RUSSIA -- 0.5%
     5,881  Mobile TeleSystems, ADR                  72,336
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SINGAPORE -- 4.1%
     5,316  Avago Technologies Ltd.          $      174,205
    68,404  Flextronics International Ltd.
               (c)                                  385,115
                                             --------------
                                                    559,320
                                             --------------
            SOUTH KOREA -- 6.1%
     5,227  KT Corp., ADR                            77,255
     6,456  LG Electronics, Inc. (d)                368,630
       539  Samsung Electronics Co., Ltd. (d)       376,360
                                             --------------
                                                    822,245
                                             --------------
            SPAIN -- 0.7%
     4,809  Telefonica S.A. (d)                      92,163
                                             --------------
            SWEDEN -- 1.1%
    15,760  Telefonaktiebolaget LM Ericsson,
               Class B (d)                          151,328
                                             --------------
            TAIWAN -- 10.7%
   308,101  Compal Communications, Inc. (d)         371,899
    14,937  HTC Corp. (d)                           327,970
 1,051,842  Inventec Co. (d)                        379,600
   323,528  Wistron Corp. (d)                       363,085
                                             --------------
                                                  1,442,554
                                             --------------
            UNITED KINGDOM -- 1.9%
     6,372  ARM Holdings PLC, ADR                   162,486
    35,253  Vodafone Group PLC (d)                   90,857
                                             --------------
                                                    253,343
                                             --------------
            UNITED STATES -- 42.6%
     4,870  Agilent Technologies, Inc. (c)          152,188
     4,941  Altera Corp.                            155,790
     3,249  American Tower Corp., Class A (c)       174,796
     5,311  Analog Devices, Inc.                    165,969
     1,012  Apple, Inc. (c)                         385,754
     3,261  AT&T, Inc.                               93,004
    28,632  Benchmark Electronics, Inc. (c)         372,502
     5,018  Broadcom Corp., Class A (c)             167,049
     6,574  CEVA, Inc. (c)                          159,814
    12,660  Ciena Corp. (c)                         141,792
     4,068  Crown Castle International Corp.
               (c)                                  165,446
    18,811  CTS Corp.                               152,933
       325  Google, Inc., Class A (c)               167,173
    25,412  LSI Corp. (c)                           131,634
     7,521  Maxim Integrated Products, Inc.         175,465
    28,683  Micron Technology, Inc. (c)             144,562
    10,328  Motorola Mobility Holdings, Inc.
               (c)                                  390,192
     4,169  Motorola Solutions, Inc.                174,681
     9,519  OmniVision Technologies, Inc. (c)       133,647
     3,363  Qualcomm, Inc.                          163,543
    28,825  RF Micro Devices, Inc. (c)              182,750
    51,258  Sanmina-SCI Corp. (c)                   342,403
     4,591  SBA Communications Corp.,
               Class A (c)                          158,298
     8,618  Skyworks Solutions, Inc. (c)            154,607
    26,437  Sprint Nextel Corp. (c)                  80,368


         See Notes to Financial Statements         Page 55

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            UNITED STATES (Continued)
     7,159  Synaptics, Inc. (c)              $      171,100
    25,943  Tekelec (c)                             156,696
    43,238  Tellabs, Inc.                           185,491
     6,714  Texas Instruments, Inc.                 178,928
    25,375  TriQuint Semiconductor, Inc. (c)        127,383
     2,575  Verizon Communications, Inc.             94,760
     5,708  Xilinx, Inc.                            156,628
                                             --------------
                                                  5,757,346
                                             --------------

            TOTAL INVESTMENTS -- 100.1%          13,516,544
              (Cost $17,352,963) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (11,181)
                                             --------------
            NET ASSETS -- 100.0%             $   13,505,363
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for federal income tax purposes is $17,852,146. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $183,112 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,518,714.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Bermuda         $    187,074  $    187,074  $         --  $     --
   Canada               586,634       586,634            --        --
   Cayman Islands       379,523            --       379,523        --
   China                324,424            --       324,424        --
   Finland              344,145       344,145            --        --
   France               315,114       144,253       170,861        --
   Germany               90,851            --        90,851        --
   Guernsey             174,192       174,192            --        --
   Hong Kong            174,043            --       174,043        --
   Italy                 88,489            --        88,489        --
   Japan              1,336,959            --     1,336,959        --
   Netherlands          364,461            --       364,461        --
   Russia                72,336        72,336            --        --
   Singapore            559,320       559,320            --        --
   South Korea          822,245        77,255       744,990        --
   Spain                 92,163            --        92,163        --
   Sweden               151,328            --       151,328        --
   Taiwan             1,442,554            --     1,442,554        --
   United Kingdom       253,343       162,486        90,857        --
   United States      5,757,346     5,757,346            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $ 13,516,544  $  8,065,041  $  5,451,503  $     --
                   ==================================================


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Semiconductors & Semiconductor Equipment            24.4%
Communications Equipment                            22.1
Electronic Equipment, Instruments & Components      17.3
Computers & Peripherals                             12.3
Wireless Telecommunication Services                  8.0
Diversified Telecommunication Services               5.9
Household Durables                                   5.4
IT Services                                          1.3
Internet Software & Services                         1.2
Automobiles                                          1.1
Life Sciences Tools & Services                       1.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.1
NET OTHER ASSETS AND LIABILITIES                    (0.1)
                                                -----------
TOTAL                                              100.0%
                                                ===========



Page 56                See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.7%
            BERMUDA -- 1.2%
    53,278  Brilliance China Automotive
               Holdings Ltd. (c) (d)         $       41,308
                                             --------------
            CAYMAN ISLANDS -- 0.5%
    80,000  Geely Automobile Holdings Ltd. (c)       17,704
                                             --------------
            CHINA -- 1.7%
    16,000  AviChina Industry & Technology
               Co., Ltd., Class H (c)                 4,999
    17,904  Dongfeng Motor Group Co., Ltd.,
               Class H (c)                           24,272
     8,659  Great Wall Motor Co., Ltd.,
               Class H (c)                            9,861
    18,475  Guangzhou Automobile Group Co.,
               Ltd., Class H (c)                     17,955
                                             --------------
                                                     57,087
                                             --------------
            FRANCE -- 6.0%
     3,713  Peugeot S.A. (c)                         78,990
     3,745  Renault S.A. (c)                        124,047
                                             --------------
                                                    203,037
                                             --------------
            GERMANY -- 16.6%
     1,883  Bayerische Motoren Werke AG (c)         124,393
     5,634  Daimler AG (c)                          250,568
     2,251  Porsche Automobil Holding SE (c)        107,218
       624  Volkswagen AG (c)                        76,882
                                             --------------
                                                    559,061
                                             --------------
            ITALY -- 3.1%
    17,332  Fiat S.p.A (c)                           93,576
     3,145  Piaggio & C. S.p.A (c)                   10,052
                                             --------------
                                                    103,628
                                             --------------
            JAPAN -- 38.1%
     4,000  Daihatsu Motor Co., Ltd. (c)             72,580
    12,000  Fuji Heavy Industries Ltd. (c)           70,458
     9,400  Honda Motor Co., Ltd. (c)               275,372
    28,000  Mazda Motor Corp. (c) (d)                56,637
    88,000  Mitsubishi Motors Corp. (c) (d)         116,636
    16,800  Nissan Motor Co., Ltd. (c)              148,647
     1,000  Nissan Shatai Co. Ltd. (c)                8,189
     7,500  Suzuki Motor Corp. (c)                  165,322
       500  Toyota Auto Body Co., Ltd. (c)            7,771
     8,500  Toyota Motor Corp. (c)                  291,373
     5,500  Yamaha Motor Co., Ltd. (c) (d)           72,612
                                             --------------
                                                  1,285,597
                                             --------------
            MALAYSIA -- 1.2%
    18,500  UMW Holdings Berhad (c)                  39,522
                                             --------------
            SOUTH KOREA -- 12.7%
     1,606  Hyundai Motor Co. (c)                   280,758
     2,309  Kia Motors Corp. (c)                    137,691
     2,580  Ssangyong Motor Co. (c) (d)              11,462
                                             --------------
                                                    429,911
                                             --------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TAIWAN -- 2.1%
    14,636  China Motor Corp. (c)            $       12,332
    18,958  Sanyang Industry Co., Ltd. (c)           10,337
    24,950  Yulon Motor Co., Ltd. (c)                46,341
       698  Yulon Nissan Motor Co., Ltd. (c)          2,364
                                             --------------
                                                     71,374
                                             --------------
            UNITED STATES -- 16.5%
    27,480  Ford Motor Co. (d)                      265,732
     6,358  General Motors Co. (d)                  128,304
     3,952  Harley-Davidson, Inc.                   135,672
     1,100  Tesla Motors, Inc. (d)                   26,829
                                             --------------
                                                    556,537
                                             --------------
            TOTAL INVESTMENTS -- 99.7%            3,364,766
              (Cost $4,465,861) (e)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                    11,375
                                             --------------
            NET ASSETS -- 100.0%             $    3,376,141
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for federal income tax purposes is $4,466,053. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,507 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,115,794.


                       See Notes to Financial Statements                 Page 57

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

SEPTEMBER 30, 2011

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          09/30/11       LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
   Bermuda         $     41,308  $         --  $     41,308  $     --
   Cayman Islands        17,704            --        17,704        --
   China                 57,087            --        57,087        --
   France               203,037            --       203,037        --
   Germany              559,061            --       559,061        --
   Italy                103,628            --       103,628        --
   Japan              1,285,597            --     1,285,597        --
   Malaysia              39,522            --        39,522        --
   South Korea          429,911            --       429,911        --
   Taiwan                71,374            --        71,374        --
   United States        556,537       556,537            --        --
                   --------------------------------------------------
   Total Common
      Stocks       $  3,364,766  $    556,537  $  2,808,229  $     --
                   ==================================================


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Automobiles                                        98.0%
Auto Components                                     1.7
-----------------------------------------------------------
TOTAL INVESTMENTS                                  99.7
NET OTHER ASSETS AND LIABILITIES                    0.3
                                                -----------
TOTAL                                             100.0%
                                                ===========


Page 58                See Notes to Financial Statements

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 100.0%
            CANADA -- 3.5%
    34,953  Open Text Corp. (c)              $    1,821,750
                                             --------------
            GERMANY -- 3.4%
    34,654  SAP AG, ADR                           1,754,186
                                             --------------
            INDIA -- 0.7%
    38,437  Wipro Ltd., ADR                         355,542
                                             --------------
            ISRAEL -- 1.0%
     9,862  Check Point Software Technologies
               Ltd. (c)                             520,319
                                             --------------
            UNITED STATES -- 91.4%
    30,747  Acme Packet, Inc. (c)                 1,309,515
    16,699  Adobe Systems, Inc. (c)                 403,615
    70,253  Akamai Technologies, Inc. (c)         1,396,630
    11,097  Amazon.com, Inc. (c)                  2,399,504
     4,635  Apple, Inc. (c)                       1,766,769
    81,180  Aruba Networks, Inc. (c)              1,697,474
    51,802  Blackboard, Inc. (c)                  2,313,477
    10,086  BMC Software, Inc. (c)                  388,916
    24,563  CA, Inc.                                476,768
   136,890  Cisco Systems, Inc.                   2,120,426
    78,585  EMC Corp. (c)                         1,649,499
    21,406  Equinix, Inc. (c)                     1,901,495
    19,633  F5 Networks, Inc. (c)                 1,394,925
    22,555  Financial Engines, Inc. (c)             408,471
     4,051  Google, Inc., Class A (c)             2,083,753
    42,909  Hewlett-Packard Co.                     963,307
    38,082  Informatica Corp. (c)                 1,559,458
     9,276  International Business Machines
               Corp.                              1,623,578
    10,769  Intuit, Inc. (c)                        510,881
    16,562  Iron Mountain, Inc.                     523,690
    19,049  j2 Global Communications, Inc.          512,418
    67,218  Juniper Networks, Inc. (c)            1,160,183
    63,833  Microsoft Corp.                       1,588,803
    42,198  NetApp, Inc. (c)                      1,432,200
     7,997  Netflix, Inc. (c)                       904,941
    27,360  NetScout Systems, Inc. (c)              312,451
    13,902  OPNET Technologies, Inc.                485,319
    66,411  Oracle Corp.                          1,908,652
    18,074  Polycom, Inc. (c)                       332,019
    50,968  Rackspace Hosting, Inc. (c)           1,740,048
    69,209  RightNow Technologies, Inc. (c)       2,287,358
    14,747  Salesforce.com, Inc. (c)              1,685,287
    17,426  SuccessFactors, Inc. (c)                400,624
    39,049  Teradata Corp. (c)                    2,090,293
    81,074  TIBCO Software, Inc. (c)              1,815,247
    22,121  VMware, Inc., Class A (c)             1,778,086
                                             --------------
                                                 47,326,080
                                             --------------
            TOTAL INVESTMENTS -- 100.0%          51,777,877
              (Cost $63,415,401) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (19,694)
                                             --------------
            NET ASSETS -- 100.0%             $   51,758,183
                                             ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $63,415,849. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $251,492 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,889,464.

ADR   - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


 INVESTMENTS            LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $51,777,877     $    --      $    --
                      =====================================

* See Portfolio of Investments for country breakout.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Software                                           34.6%
Internet Software & Services                       22.7
Communications Equipment                           15.5
Computers & Peripherals                            11.2
IT Services                                         7.8
Internet & Catalog Retail                           6.4
Commercial Services & Supplies                      1.0
Capital Markets                                     0.8
-----------------------------------------------------------
TOTAL INVESTMENTS                                 100.0
NET OTHER ASSETS AND LIABILITIES                    0.0
                                                -----------
TOTAL                                             100.0%
                                                ===========


         See Notes to Financial Statements         Page 59

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments at value...................................................       $    8,697,806              $   61,414,687
Cash...................................................................                   --                          --
Foreign currency at value..............................................                  926                      17,028
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................                   --                          --
   Reclaims............................................................               61,161                      21,466
   Dividends...........................................................               30,584                     188,892
   From investment advisor.............................................                9,352                       3,069
   Interest............................................................                   --                           1
Prepaid expenses.......................................................               20,232                       1,746
                                                                              --------------              --------------
   TOTAL ASSETS........................................................            8,820,061                  61,646,889
                                                                              --------------              --------------

LIABILITIES:
Due to Custodian.......................................................               14,829                       3,007
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................                   --                          --
   Audit and tax fees..................................................               29,599                      34,101
   Printing fees.......................................................                1,674                      12,453
   Licensing fees......................................................                   --                      45,137
   Investment advisory fees............................................                   --                          --
Other liabilities......................................................               11,649                      44,637
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................               57,751                     139,335
                                                                              --------------              --------------

NET ASSETS.............................................................       $    8,762,310              $   61,507,554
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   21,412,621              $   68,629,974
Par value..............................................................                7,533                      20,500
Accumulated net investment income (loss)...............................               (1,801)                   (617,670)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (11,128,928)                 (3,218,810)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           (1,527,115)                 (3,306,440)
                                                                              --------------              --------------
NET ASSETS.............................................................       $    8,762,310              $   61,507,554
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        11.63              $        30.00
                                                                              ==============              ==============
Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....              753,334                   2,050,002
                                                                              ==============              ==============
Investments at cost....................................................       $   10,225,046              $   64,718,929
                                                                              ==============              ==============
Foreign currency at cost...............................................       $          956              $       17,410
                                                                              ==============              ==============


Page 60                See Notes to Financial Statements

                                                                               FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                 FIRST TRUST                  ISE GLOBAL               NASDAQ(R) CLEAN
                     DOW JONES GLOBAL               ISE GLOBAL                 ENGINEERING              EDGE(R) SMART GRID
                     SELECT DIVIDEND               WIND ENERGY               AND CONSTRUCTION             INFRASTRUCTURE
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $   95,816,526              $   35,197,529              $   30,367,393              $   18,119,010
                                  --                          --                          --                      88,394
                              46,455                       2,255                      15,768                          --

                           3,222,313                          --                          --                          --
                               6,124                          --                          --                          --
                              70,541                      66,004                      47,231                      16,029
                             312,301                     155,127                      80,578                      22,991
                               8,277                          --                          --                          --
                                   2                          --                          --                          --
                              14,774                       4,857                       4,804                         412
                      --------------              --------------              --------------              --------------
                          99,497,313                  35,425,772                  30,515,774                  18,246,836
                      --------------              --------------              --------------              --------------


                             214,321                       1,899                      19,588                         106

                                  --                          --                          --                          --
                           3,214,167                          --                          --                          --
                              34,100                      32,599                      32,599                      28,498
                              17,928                       7,482                       6,559                       3,786
                              27,111                      11,697                      11,250                       4,917
                                  --                       6,914                       7,416                       7,296
                              49,807                      17,944                      19,104                      15,368
                      --------------              --------------              --------------              --------------
                           3,557,434                      78,535                      96,516                      59,971
                      --------------              --------------              --------------              --------------

                      $   95,939,879              $   35,347,237              $   30,419,258              $   18,186,865
                      ==============              ==============              ==============              ==============


                      $  111,008,661              $  107,731,908              $   42,302,424              $   24,672,138
                              45,500                      43,500                       9,000                       7,500
                              60,323                     (23,316)                    118,005                      56,735

                          (4,306,929)                (42,985,388)                 (1,602,147)                 (2,011,626)

                         (10,867,676)                (29,419,467)                (10,408,024)                 (4,537,882)
                      --------------              --------------              --------------              --------------
                      $   95,939,879              $   35,347,237              $   30,419,258              $   18,186,865
                      ==============              ==============              ==============              ==============

                      $        21.09              $         8.13              $        33.80              $        24.25
                      ==============              ==============              ==============              ==============

                           4,550,002                   4,350,002                     900,002                     750,002
                      ==============              ==============              ==============              ==============
                      $  106,670,128              $   64,617,520              $   40,773,601              $   22,656,556
                      ==============              ==============              ==============              ==============
                      $       46,472              $        2,175              $       15,745              $         (103)
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 61

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2011

                                                                               FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
ASSETS:
Investments at value...................................................       $   55,103,715              $    7,475,158
Cash...................................................................               74,825                      19,897
Foreign currency at value..............................................                   --                       3,203
Restricted cash........................................................            1,588,295                          --
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................            1,653,147                   1,147,618
   Reclaims............................................................               57,336                       3,239
   Dividends...........................................................               82,025                          --
   From investment advisor.............................................                   --                          --
   Interest............................................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           58,559,343                   8,649,115
                                                                              --------------              --------------

LIABILITIES:
Due to Authorized Participant..........................................              215,666                          --
Due to Custodian.......................................................                7,830                          --
Payables:
   Capital shares redeemed.............................................            3,029,300                     983,529
   Investment securities purchased.....................................                   --                          --
   Audit and tax fees..................................................                   --                          --
   Printing fees.......................................................                   --                          --
   Licensing fees......................................................                   --                          --
   Investment advisory fees............................................               48,368                       5,460
Other liabilities......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................            3,301,164                     988,989
                                                                              --------------              --------------

NET ASSETS.............................................................       $   55,258,179              $    7,660,126
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  107,699,766              $   14,872,002
Par value..............................................................               21,000                       4,000
Accumulated net investment income (loss)...............................            1,459,174                      84,114
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (13,010,528)                 (2,072,632)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (40,911,233)                 (5,227,358)
                                                                              --------------              --------------
NET ASSETS.............................................................       $   55,258,179              $    7,660,126
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        26.31           $           19.15
                                                                              ==============              ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....            2,100,002                     400,002
                                                                              ==============              ==============
Investments at cost....................................................       $   96,014,499              $   12,702,545
                                                                              ==============              ==============
Foreign currency at cost...............................................       $       (8,085)             $        3,174
                                                                              ==============              ==============

Page 62                See Notes to Financial Statements

                                                   FIRST TRUST                 FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                  NASDAQ CEA                NASDAQ GLOBAL                 ISE CLOUD
                           BICK                     SMARTPHONE                     AUTO                     COMPUTING
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $   41,097,259              $   13,516,544              $    3,364,766              $   51,777,877
                                  --                          --                          --                          --
                               6,037                      28,130                       6,685                          --
                                  --                          --                          --                          --

                                  --                          --                          --                          --
                                  --                     112,776                          --                          --
                                  --                       1,802                         738                          --
                             184,985                      13,006                       8,717                       9,004
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                          41,288,281                  13,672,258                   3,380,906                  51,786,881
                      --------------              --------------              --------------              --------------


                                  --                          --                          --                          --
                             176,781                      31,435                       2,733                       2,790

                                  --                          --                          --                          --
                                  --                     127,302                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                              22,756                       8,158                       2,032                      25,908
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             199,537                     166,895                       4,765                      28,698
                      --------------              --------------              --------------              --------------

                      $   41,088,744              $   13,505,363              $    3,376,141              $   51,758,183
                      ==============              ==============              ==============              ==============


                      $   55,871,709              $   17,810,620              $    4,531,439              $   63,366,127
                              18,500                       6,000                       1,500                      32,500
                             149,977                      58,637                       3,569                          --

                          (1,149,583)                   (533,283)                    (58,925)                     (2,920)

                         (13,801,859)                 (3,836,611)                 (1,101,442)                (11,637,524)
                      --------------              --------------              --------------              --------------
                      $   41,088,744              $   13,505,363              $    3,376,141              $   51,758,183
                      ==============              ==============              ==============              ==============

                      $        22.21              $        22.51              $        22.51              $        15.93
                      ==============              ==============              ==============              ==============


                           1,850,002                     600,002                     150,002                   3,250,002
                      ==============              ==============              ==============              ==============
                      $   54,898,320              $   17,352,963              $    4,465,861              $   63,415,401
                      ==============              ==============              ==============              ==============
                      $        6,030              $       28,130              $        6,901              $           --
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------
                                                                                  For the                     For the
                                                                                Year Ended                  Year Ended
                                                                            September 30, 2011          September 30, 2011
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................       $      629,894              $    2,047,685
Foreign tax withholding................................................              (49,606)                   (112,437)
Interest...............................................................                   --                          16
                                                                              --------------              --------------
   Total investment income.............................................              580,288                   1,935,264
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................               75,000                      80,246
Investment advisory fees...............................................               40,799                     267,488
Listing fees...........................................................               31,501                      29,001
Audit and tax fees.....................................................               25,716                      29,468
Accounting and administration fees.....................................               11,144                      64,346
Printing fees..........................................................                4,079                      21,082
Legal fees.............................................................                1,769                      12,302
Custodian fees.........................................................                1,663                      44,682
Trustees' fees and expenses............................................                  547                       3,694
Transfer agent fees....................................................                  510                       3,344
Registration and filing fees...........................................                  455                       3,050
Other expenses.........................................................                4,067                      19,198
                                                                              --------------              --------------
   Total expenses......................................................              197,250                     577,901
   Less fees waived and expenses reimbursed by the investment advisor..             (136,052)                   (176,670)
                                                                              --------------              --------------
   Net expenses........................................................               61,198                     401,231
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)...........................................              519,090                   1,534,033
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               21,438                    (349,688)
   In-kind redemptions.................................................               23,856                   1,663,861
   Foreign currency transactions.......................................               (4,146)                      1,479
                                                                              --------------              --------------
Net realized gain (loss)...............................................               41,148                   1,315,652
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (1,439,411)                 (9,804,375)
   Foreign currency translation........................................                  403                      (3,274)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................           (1,439,008)                 (9,807,649)
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (1,397,860)                 (8,491,997)
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $     (878,770)             $   (6,957,964)
                                                                              ==============              ==============

Page 64                See Notes to Financial Statements

                                                                               FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                 FIRST TRUST                  ISE GLOBAL               NASDAQ(R) CLEAN
                     DOW JONES GLOBAL               ISE GLOBAL                 ENGINEERING              EDGE(R) SMART GRID
                     SELECT DIVIDEND               WIND ENERGY               AND CONSTRUCTION             INFRASTRUCTURE
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------
                         For the                     For the                     For the                     For the
                        Year Ended                  Year Ended                  Year Ended                  Year Ended
                    September 30, 2011          September 30, 2011          September 30, 2011          September 30, 2011
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $    5,183,022              $      878,936              $    1,321,137              $      424,655
                            (372,441)                    (81,071)                   (153,852)                    (37,352)
                                  18                           6                          --                          --
                      --------------              --------------              --------------              --------------
                           4,810,599                     797,871                   1,167,285                     387,303
                      --------------              --------------              --------------              --------------


                              45,534                      55,295                      46,155                      24,708
                             331,244                     221,181                     184,619                     109,812
                              29,001                      18,633                      18,633                      23,597
                              29,468                      28,716                      28,716                      25,190
                              60,094                      36,593                      32,713                      16,822
                              24,990                      14,230                      11,240                       3,620
                              19,177                       5,222                       8,096                       2,791
                              35,375                      24,755                      23,739                      18,601
                               4,835                       2,584                       2,306                       1,495
                               4,141                       2,765                       2,308                       1,372
                               7,538                         616                       2,714                         245
                              20,715                      11,969                      10,187                       6,411
                      --------------              --------------              --------------              --------------
                             612,112                     422,559                     371,426                     234,664
                            (115,247)                    (90,788)                    (48,342)                    (42,493)
                      --------------              --------------              --------------              --------------
                             496,865                     331,771                     323,084                     192,171
                      --------------              --------------              --------------              --------------

                           4,313,734                     466,100                     844,201                     195,132
                      --------------              --------------              --------------              --------------



                          (2,286,960)                (14,510,468)                 (1,115,551)                   (941,831)
                           5,523,761                  (2,016,465)                  4,122,553                   1,855,219
                              (6,963)                     (3,180)                     (3,097)                       (637)
                      --------------              --------------              --------------              --------------
                           3,229,838                 (16,530,113)                  3,003,905                     912,751
                      --------------              --------------              --------------              --------------

                         (12,974,607)                  4,214,013                 (13,607,863)                 (4,931,610)
                             (17,405)                     (1,399)                     (3,135)                       (839)
                      --------------              --------------              --------------              --------------
                         (12,992,012)                  4,212,614                 (13,610,998)                 (4,932,449)
                      --------------              --------------              --------------              --------------
                          (9,762,174)               (12,317,499)                 (10,607,093)                 (4,019,698)
                      --------------              --------------              --------------              --------------


                      $   (5,448,440)             $  (11,851,399)             $   (9,762,892)             $   (3,824,566)
                      ==============              ==============              ==============              ==============


                       See Notes to Financial Statements                 Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                               FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                          ----------------------      ----------------------

                                                                                 For the                     For the
                                                                                Year Ended                  Year Ended
                                                                            September 30, 2011          September 30, 2011
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................       $    5,189,067              $      276,675
Foreign tax withholding................................................             (282,280)                    (15,863)
Interest...............................................................                   --                          --
                                                                              --------------              --------------
   Total investment income.............................................            4,906,787                     260,812
                                                                              --------------              --------------

EXPENSES:
Licensing fees.........................................................                   --                          --
Investment advisory fees...............................................            1,349,190 (b)                 160,766 (b)
Listing fees...........................................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Printing fees..........................................................                   --                          --
Legal fees.............................................................                   --                          --
Custodian fees.........................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Transfer agent fees....................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                              --------------              --------------
   Total expenses......................................................            1,349,190                     160,766
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                              --------------              --------------
   Net expenses........................................................            1,349,190                     160,766
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)...........................................            3,557,597                     100,046
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................          (23,139,059)                 (2,176,991)
   In-kind redemptions.................................................           (5,559,086)                   (513,998)
   Foreign currency transactions.......................................              (43,180)                     (2,030)
                                                                              --------------              --------------
Net realized gain (loss)...............................................          (28,741,325)                 (2,693,019)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (42,491,453)                 (5,013,083)
   Foreign currency translation........................................                 (470)                         30
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)...................          (42,491,923)                 (5,013,053)
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (71,233,248)                 (7,706,072)
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $  (67,675,651)             $   (7,606,026)
                                                                              ==============              ==============

(a)   Inception date.

(b)   Fund is subject to a unitary fee (see Note 3 in Notes to Financial
      Statements).


Page 66                See Notes to Financial Statements


                                                   FIRST TRUST                 FIRST TRUST                 FIRST TRUST
                       FIRST TRUST                  NASDAQ CEA                NASDAQ GLOBAL                 ISE CLOUD
                           BICK                     SMARTPHONE                     AUTO                     COMPUTING
                        INDEX FUND                  INDEX FUND                  INDEX FUND                  INDEX FUND
                  ----------------------      ----------------------      ----------------------      ----------------------
                                                  For the Period              For the Period              For the Period
                         For the              February 17, 2011 (a)          May 9, 2011 (a)             July 5, 2011 (a)
                        Year Ended                   through                     through                     through
                    September 30, 2011          September 30, 2011          September 30, 2011          September 30, 2011
                  ----------------------      ----------------------      ----------------------      ----------------------

                      $    2,630,856              $      210,587              $       21,225              $       32,229
                            (174,863)                    (28,773)                     (2,307)                         --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                           2,455,993                     181,814                       18,918                     32,229
                      --------------              --------------              --------------              --------------


                                  --                          --                          --                          --
                             899,083 (b)                  63,699 (b)                   9,439 (b)                  66,825 (b)
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             899,083                      63,699                       9,439                      66,825
                                  --                          --                          --                          --
                      --------------              --------------              --------------              --------------
                             899,083                      63,699                       9,439                      66,825
                      --------------              --------------              --------------              --------------

                           1,556,910                     118,115                       9,479                     (34,596)
                      --------------              --------------              --------------              --------------



                            (825,398)                   (533,603)                    (58,925)                     (2,920)
                             912,134                     193,238                          --                          --
                               7,164                         (18)                     (1,170)                         --
                      --------------              --------------              --------------              --------------
                              93,900                    (340,383)                    (60,095)                     (2,920)
                      --------------              --------------              --------------              --------------

                         (15,282,404)                 (3,836,419)                 (1,101,095)                (11,637,524)
                                (891)                       (192)                       (347)                         --
                      --------------              --------------              --------------              --------------
                         (15,283,295)                 (3,836,611)                 (1,101,442)                (11,637,524)
                      --------------              --------------              --------------              --------------
                         (15,189,395)                 (4,176,994)                 (1,161,537)                (11,640,444)
                      --------------              --------------              --------------              --------------


                      $  (13,632,485)             $   (4,058,879)             $   (1,152,058)             $  (11,675,040)
                      ==============              ==============              ==============              ==============

                       See Notes to Financial Statements                 Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             FIRST TRUST
                                                                                          STOXX(R) EUROPEAN
                                                                                           SELECT DIVIDEND
                                                                                              INDEX FUND
                                                                          --------------------------------------------------

                                                                                 For the                     For the
                                                                                Year Ended                  Year Ended
                                                                            September 30, 2011          September 30, 2010
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $      519,090              $      301,259
   Net realized gain (loss)..............................................             41,148                   1,002,212
   Net change in unrealized appreciation (depreciation)..................         (1,439,008)                 (1,480,101)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......           (878,770)                   (176,630)
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................           (515,103)                   (297,865)
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................           (515,103)                   (297,865)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................          4,210,014                   4,114,864
   Cost of shares redeemed...............................................           (642,374)                 (5,381,800)
                                                                              --------------              --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions.......................................................          3,567,640                  (1,266,936)
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................          2,173,767                  (1,741,431)

NET ASSETS:
   Beginning of period...................................................          6,588,543                   8,329,974
                                                                              --------------              --------------

   End of period.........................................................     $    8,762,310              $    6,588,543
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $       (1,801)             $       (1,642)
                                                                              ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............................            503,334                     603,334
   Shares sold...........................................................            300,000                     300,000
   Shares redeemed.......................................................            (50,000)                   (400,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................            753,334                     503,334
                                                                              ==============              ==============

Page 68  See Notes to Financial Statements

              FIRST TRUST                                 FIRST TRUST                                 FIRST TRUST
            FTSE EPRA/NAREIT                               DOW JONES                                      ISE
     DEVELOPED MARKETS REAL ESTATE                   GLOBAL SELECT DIVIDEND                        GLOBAL WIND ENERGY
               INDEX FUND                                  INDEX FUND                                  INDEX FUND
----------------------------------------    ----------------------------------------    ----------------------------------------

     For the               For the               For the               For the               For the               For the
    Year Ended            Year Ended            Year Ended            Year Ended            Year Ended            Year Ended
September 30, 2011    September 30, 2010    September 30, 2011    September 30, 2010    September 30, 2011    September 30, 2010
------------------    ------------------    ------------------    ------------------    ------------------    ------------------


 $      1,534,033      $        853,894      $      4,313,734      $      1,392,793      $        466,100      $        601,395
        1,315,652            (1,433,480)            3,229,838             3,013,572           (16,530,113)          (12,592,626)
       (9,807,649)            6,454,801           (12,992,012)           (1,624,297)            4,212,614           (20,171,205)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       (6,957,964)            5,875,215            (5,448,440)            2,782,068           (11,851,399)          (32,162,436)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


       (2,181,308)           (1,357,853)           (4,339,522)           (1,487,682)                   --            (2,090,442)
               --                    --                    --                    --              (335,225)              (50,059)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       (2,181,308)           (1,357,853)           (4,339,522)           (1,487,682)             (335,225)           (2,140,501)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


       30,029,599            25,937,080           103,415,506            34,335,550            14,044,161            10,810,160
       (5,075,361)                   --           (34,695,168)          (27,411,967)          (21,015,109)          (22,852,132)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       24,954,238            25,937,080            68,720,338             6,923,583            (6,970,948)          (12,041,972)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       15,814,966            30,454,442            58,932,376             8,217,969           (19,157,572)          (46,344,909)


       45,692,588            15,238,146            37,007,503            28,789,534            54,504,809           100,849,718
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

  $    61,507,554       $    45,692,588      $     95,939,879      $     37,007,503      $     35,347,237      $     54,504,809
 ================      ================      ================      ================      ================      ================

 $       (617,670)     $       (415,568)   $           60,323      $         64,184      $        (23,316)     $       (584,823)
 ================      ================      ================      ================      ================      ================




        1,350,002               500,002             1,650,002             1,350,002             5,300,002             6,200,002
          850,000               850,000             4,350,000             1,600,000             1,200,000               750,000
         (150,000)                   --            (1,450,000)           (1,300,000)           (2,150,000)           (1,650,000)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
        2,050,002             1,350,002             4,550,002             1,650,002             4,350,002             5,300,002
 ================      ================      ================      ================      ================      ================

                       See Notes to Financial Statements                 Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                             FIRST TRUST
                                                                                              ISE GLOBAL
                                                                                     ENGINEERING AND CONSTRUCTION
                                                                                              INDEX FUND
                                                                          --------------------------------------------------

                                                                                 For the                     For the
                                                                                Year Ended                  Year Ended
                                                                            September 30, 2011          September 30, 2010
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $      844,201              $      458,166
   Net realized gain (loss)..............................................          3,003,905                   2,170,890
   Net change in unrealized appreciation (depreciation)..................        (13,610,998)                 (3,545,220)
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......         (9,762,892)                   (916,164)
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................           (821,882)                   (427,401)
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................           (821,882)                   (427,401)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................         32,965,762                   9,983,909
   Cost of shares redeemed...............................................        (23,606,218)                (12,780,107)
                                                                              --------------              --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions.......................................................          9,359,544                  (2,796,198)
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................         (1,225,230)                 (4,139,763)

NET ASSETS:
   Beginning of period...................................................         31,644,488                  35,784,251
                                                                              --------------              --------------

   End of period.........................................................     $   30,419,258              $   31,644,488
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $      118,005              $       97,214
                                                                              ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............................            800,002                     900,002
   Shares sold...........................................................            700,000                     250,000
   Shares redeemed.......................................................           (600,000)                   (350,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................            900,002                     800,002
                                                                              ==============              ==============



(a)  Inception date.

Page 70  See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
             NASDAQ(R) CLEAN EDGE(R)                       ISE GLOBAL                                ISE GLOBAL
          SMART GRID INFRASTRUCTURE                          COPPER                                   PLATINUM
                 INDEX FUND                                INDEX FUND                                INDEX FUND
----------------------------------------    ----------------------------------------    ----------------------------------------
                        For the Period                              For the Period                              For the Period
     For the         November, 16, 2009 (a)      For the          March, 11, 2010 (a)        For the         March, 11, 2010 (a)
    Year Ended             through             Year Ended              through              Year Ended             through
September 30, 2011    September 30, 2010   September 30, 2011     September 30, 2010    September 30, 2011    September 30, 2010
------------------    ------------------   ------------------     ------------------    ------------------    ------------------


 $        195,132      $        113,157      $      3,557,597      $         17,661      $        100,046      $         22,023
          912,751              (775,109)          (28,741,325)              (18,184)           (2,693,019)             (397,438)
       (4,932,449)              394,567           (42,491,923)            1,580,690            (5,013,053)             (214,305)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
       (3,824,566)             (267,385)          (67,675,651)            1,580,167            (7,606,026)             (589,720)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


         (137,760)             (111,073)           (2,171,136)              (11,640)              (48,615)              (18,925)
               --                (7,907)                   --                    --                    --                    --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
         (137,760)             (118,980)           (2,171,136)              (11,640)              (48,615)              (18,925)
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------


        1,582,877            36,778,649           535,806,086            25,139,240            31,838,871             7,930,484
      (11,281,317)           (4,544,653)         (435,856,659)           (1,552,228)          (23,845,943)                   --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

       (9,698,440)           32,233,996            99,949,427            23,587,012             7,992,928             7,930,484
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

      (13,660,766)           31,847,631            30,102,640            25,155,539               338,287             7,321,839


       31,847,631                    --            25,155,539                    --             7,321,839                    --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------

 $     18,186,865      $     31,847,631      $     55,258,179      $     25,155,539      $      7,660,126      $      7,321,839
 ================      ================      ================      ================      ================      ================

 $         56,735      $             --      $      1,459,174      $          5,924      $         84,114      $          3,852
 ================      ================      ================      ================      ================      ================




        1,050,002                    --               750,002                    --               250,002                    --
           50,000             1,200,002            12,550,000               800,002             1,000,000               250,002
         (350,000)             (150,000)          (11,200,000)              (50,000)             (850,000)                   --
 ----------------      ----------------      ----------------      ----------------      ----------------      ----------------
          750,002             1,050,002             2,100,002               750,002               400,002               250,002
 ================      ================      ================      ================      ================      ================

                       See Notes to Financial Statements                 Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                             FIRST TRUST
                                                                                                 BICK
                                                                                              INDEX FUND
                                                                          --------------------------------------------------
                                                                                                          For the Period
                                                                                 For the                April 12, 2010 (a)
                                                                                Year Ended                   through
                                                                            September 30, 2011          September 30, 2010
                                                                          ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)..........................................     $    1,556,910              $       96,212
   Net realized gain (loss)..............................................             93,900                     (12,203)
   Net change in unrealized appreciation (depreciation)..................        (15,283,295)                  1,481,436
                                                                              --------------              --------------
   Net increase (decrease) in net assets resulting from operations.......        (13,632,485)                  1,565,445
                                                                              --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................         (1,450,651)                    (27,090)
   Return of capital.....................................................                 --                          --
                                                                              --------------              --------------
   Total distributions to shareholders...................................         (1,450,651)                    (27,090)
                                                                              --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................................        183,571,696                  28,018,739
   Cost of shares redeemed...............................................       (155,442,524)                 (1,514,386)
                                                                              --------------              --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions.......................................................         28,129,172                  26,504,353
                                                                              --------------              --------------

   Total increase (decrease) in net assets...............................         13,046,036                  28,042,708

NET ASSETS:
   Beginning of period...................................................         28,042,708                          --
                                                                              --------------              --------------

   End of period.........................................................     $   41,088,744              $   28,042,708
                                                                              ==============              ==============

   Accumulated net investment income (loss) at end of period.............     $      149,977              $       36,255
                                                                              ==============              ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............................            900,002                          --
   Shares sold...........................................................          5,700,000                     950,002
   Shares redeemed.......................................................         (4,750,000)                    (50,000)
                                                                              --------------              --------------
   Shares outstanding, end of period.....................................          1,850,002                     900,002
                                                                              ==============              ==============



(a)  Inception date.

Page 72                See Notes to Financial Statements

     FIRST TRUST             FIRST TRUST           FIRST TRUST
        NASDAQ                  NASDAQ                 ISE
    CEA SMARTPHONE           GLOBAL AUTO         CLOUD COMPUTING
      INDEX FUND              INDEX FUND            INDEX FUND
----------------------    ------------------    ------------------
    For the Period          For the Period        For the Period
February 17, 2011 (a)      May 9, 2011 (a)       July 5, 2011 (a)
       through                 through               through
  September 30, 2011      September 30, 2011    September 30, 2011
----------------------    ------------------    ------------------


   $        118,115        $          9,479      $        (34,596)
           (340,383)                (60,095)               (2,920)
         (3,836,611)             (1,101,442)          (11,637,524)
   ----------------        ----------------      ----------------
         (4,058,879)             (1,152,058)          (11,675,040)
   ----------------        ----------------      ----------------


            (59,460)                 (4,740)                   --
                 --                      --                    --
   ----------------        ----------------      ----------------
            (59,460)                 (4,740)                   --
   ----------------        ----------------      ----------------


         18,767,668               4,532,939            63,433,223
         (1,143,966)                     --                    --
   ----------------        ----------------      ----------------

         17,623,702               4,532,939            63,433,223
   ----------------        ----------------      ----------------

         13,505,363               3,376,141            51,758,183


                 --                      --                    --
   ----------------        ----------------      ----------------

   $     13,505,363        $      3,376,141      $     51,758,183
   ================        ================      ================

   $         58,637        $          3,569      $             --
   ================        ================      ================




                 --                      --                    --
            650,002                 150,002             3,250,002
            (50,000)                     --                    --
   ----------------        ----------------      ----------------
            600,002                 150,002             3,250,002
   ================        ================      ================

                       See Notes to Financial Statements                 Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                     AUGUST 27,
                                                   FOR THE          FOR THE          FOR THE          FOR THE         2007 (a)
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2011             2010             2009             2008             2007
                                               ---------------  ---------------  ---------------  ---------------  --------------

Net asset value, beginning of period              $   13.09        $   13.81        $   15.62        $   30.97        $   30.00
                                                  ---------        ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.67             0.56             0.61             1.26             0.03 (b)
Net realized and unrealized gain (loss)               (1.46)           (0.73)           (1.83)          (15.32)            0.94
                                                  ---------        ---------        ---------        ---------        ---------
Total from investment operations                      (0.79)           (0.17)           (1.22)          (14.06)            0.97

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.67)           (0.55)           (0.59)           (1.29)              --
                                                  ---------        ---------        ---------        ---------        ---------

Net asset value, end of period                    $   11.63        $   13.09        $   13.81        $   15.62        $   30.97
                                                  =========        =========        =========        =========        =========

TOTAL RETURN (c)                                    (6.70)%          (0.95)%          (6.83)%         (46.12)%            3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   8,762        $   6,589        $   8,330        $  12,545        $   3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         1.93%            2.35%            3.48%            1.95%           19.64% (d)
Ratio of net expenses to average net assets           0.60%            0.60%            0.60%            0.60%            0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                 5.09%            3.98%            5.30%            6.43%            1.18% (d)
Portfolio turnover rate (e)                             27%              54%              82%              80%               0%

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

                                                                                                                    FOR THE PERIOD
                                                                                                                      AUGUST 27,
                                                   FOR THE          FOR THE          FOR THE          FOR THE          2007 (a)
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2011             2010             2009             2008              2007
                                               ---------------  ---------------  ---------------  ---------------   --------------

Net asset value, beginning of period              $   33.85        $   30.48        $   36.24        $   53.43        $   50.00
                                                  ---------        ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           1.05             1.24             0.90             1.25             0.14 (b)
Net realized and unrealized gain (loss)               (3.64)            3.84            (5.74)          (17.25)            3.29
                                                  ---------        ---------        ---------        ---------        ---------
Total from investment operations                      (2.59)            5.08            (4.84)          (16.00)            3.43
                                                  ---------        ---------        ---------        ---------        ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (1.26)           (1.71)           (0.91)           (1.19)              --
Net realized gain                                        --               --            (0.01)              --               --
                                                  ---------        ---------        ---------        ---------        ---------
Total distributions                                   (1.26)           (1.71)           (0.92)           (1.19)              --
                                                  ---------        ---------        ---------        ---------        ---------

Net asset value, end of period                    $   30.00        $   33.85        $   30.48        $   36.24        $   53.43
                                                  =========        =========        =========        =========        =========

TOTAL RETURN (c)                                    (8.17)%           17.48%         (12.66)%         (30.35)%            6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  61,508        $  45,693        $  15,238        $   7,249        $   5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.86%            1.10%            2.09%            2.68%           11.51% (d)
Ratio of net expenses to average net assets           0.60%            0.60%            0.60%            0.60%            0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                 2.29%            2.81%            4.08%            3.07%            3.22% (d)
Portfolio turnover rate (e)                             11%              11%              19%               7%               1%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

                                                                                                                FOR THE PERIOD
                                                     FOR THE              FOR THE              FOR THE        NOVEMBER 21, 2007 (a)
                                                   YEAR ENDED           YEAR ENDED           YEAR ENDED            THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010   SEPTEMBER 30, 2009   SEPTEMBER 30, 2008
                                               -------------------  -------------------  -------------------  -------------------

Net asset value, beginning of period                $   22.43            $   21.33            $   19.95            $   30.00
                                                    ---------            ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             1.05                 0.94                 0.70 (b)             1.38
Net realized and unrealized gain (loss)                 (1.31)                1.17                 1.37               (10.10)
                                                    ---------            ---------            ---------            ---------
Total from investment operations                        (0.26)                2.11                 2.07                (8.72)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (1.08)               (1.01)               (0.69)               (1.33)
                                                    ---------            ---------            ---------            ---------

Net asset value, end of period                      $   21.09            $   22.43            $   21.33            $   19.95
                                                    =========            =========            =========            =========

TOTAL RETURN (c)                                      (1.57)%               10.33%               11.80%             (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  95,940            $  37,008            $  28,790            $   3,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.74%                0.97%                2.39%                4.79% (d)
Ratio of net expenses to average net assets             0.60%                0.60%                0.60%                0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                   5.21%                4.37%                4.61%                6.33% (d)
Portfolio turnover rate (e)                               22%                  51%                  65%                  42%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

                                                                                                                FOR THE PERIOD
                                                     FOR THE              FOR THE              FOR THE         JUNE 16, 2008 (a)
                                                   YEAR ENDED           YEAR ENDED           YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010   SEPTEMBER 30, 2009   SEPTEMBER 30, 2008
                                               -------------------  -------------------  -------------------  -------------------

Net asset value, beginning of period                $   10.28            $   16.27            $   19.11            $   30.00
                                                    ---------            ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.06                 0.08                 0.14                 0.01
Net realized and unrealized gain (loss)                 (2.15)               (5.71)               (2.88)              (10.90)
                                                    ---------            ---------            ---------            ---------
Total from investment operations                        (2.09)               (5.63)               (2.74)              (10.89)
                                                    ---------            ---------            ---------            ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                      --                (0.35)               (0.10)                  --
Return of capital                                       (0.06)               (0.01)                  --                   --
                                                    ---------            ---------            ---------            ---------
Total distributions                                     (0.06)               (0.36)               (0.10)                  --
                                                    ---------            ---------            ---------            ---------

Net asset value, end of period                      $    8.13            $   10.28            $   16.27            $   19.11
                                                    =========            =========            =========            =========

TOTAL RETURN (c)                                     (20.47)%             (35.10)%          (14.26)%          (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  35,347            $  54,505            $ 100,850            $  63,067
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.76%                0.81%                0.95%                0.98% (d)
Ratio of net expenses to average net assets             0.60%                0.60%                0.60%                0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                   0.84%                0.80%                1.16%                0.24% (d)
Portfolio turnover rate (e)                               35%                  24%                  30%                  13%

(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

                                                                                            FOR THE PERIOD
                                                     FOR THE              FOR THE        OCTOBER 13, 2008 (a)
                                                   YEAR ENDED           YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010    SEPTEMBER 30, 2009
                                               -------------------  -------------------  -------------------

Net asset value, beginning of period                $   39.56            $   39.76            $   30.00
                                                    ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.67                 0.57                 0.42
Net realized and unrealized gain (loss)                 (5.77)               (0.25)                9.68
                                                    ---------            ---------            ---------
Total from investment operations                        (5.10)                0.32                10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.66)               (0.52)               (0.34)
                                                    ---------            ---------            ---------

Net asset value, end of period                      $   33.80            $   39.56            $   39.76
                                                    =========            =========            =========

TOTAL RETURN (b)                                     (13.30)%                1.03%               33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  30,419            $  31,644            $  35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.80%                0.92%                1.16% (c)
Ratio of net expenses to average net assets             0.70%                0.70%                0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   1.83%                1.33%                1.84% (c)
Portfolio turnover rate (d)                               22%                  26%                  19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

                                                                      FOR THE PERIOD
                                                     FOR THE        NOVEMBER 16, 2009 (a)
                                                   YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010
                                               -------------------  -------------------

Net asset value, beginning of period                $   30.33            $   30.00
                                                    ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.25                 0.11
Net realized and unrealized gain (loss)                 (6.16)                0.34
                                                    ---------            ---------
Total from investment operations                        (5.91)                0.45
                                                    ---------            ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.17)               (0.11)
Return of capital                                          --                (0.01)
                                                    ---------            ---------
Total distributions                                     (0.17)               (0.12)
                                                    ---------            ---------

Net asset value, end of period                      $   24.25            $   30.33
                                                    =========            =========

TOTAL RETURN (b)                                     (19.63)%                1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  18,187            $  31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.85%                0.99% (c)
Ratio of net expenses to average net assets             0.70%            0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   0.71%                0.47% (c)
Portfolio turnover rate (d)                               28%                  50%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 76                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

                                                                      FOR THE PERIOD
                                                     FOR THE        MARCH 11, 2010 (a)
                                                   YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010
                                               -------------------  -------------------

Net asset value, beginning of period                $   33.54            $   30.00
                                                    ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             1.23                 0.07
Net realized and unrealized gain (loss)                 (7.88)                3.53
                                                    ---------            ---------
Total from investment operations                        (6.65)                3.60
                                                    ---------            ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.58)               (0.06)
                                                    ---------            ---------

Net asset value, end of period                      $   26.31            $   33.54
                                                    =========            =========

TOTAL RETURN (b)                                     (20.50)%               12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  55,258            $  25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%                0.70% (c)
Ratio of net expenses to average net assets             0.70%                0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   1.85%                0.58% (c)
Portfolio turnover rate (d)                               41%                  22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

                                                                      FOR THE PERIOD
                                                     FOR THE        MARCH 11, 2010 (a)
                                                   YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010
                                               -------------------  -------------------

Net asset value, beginning of period                $   29.29            $   30.00
                                                    ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.19                 0.09
Net realized and unrealized gain (loss)                (10.27)               (0.72)
                                                    ---------            ---------
Total from investment operations                       (10.08)               (0.63)
                                                    ---------            ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.06)               (0.08)
                                                    ---------            ---------

Net asset value, end of period                      $   19.15            $   29.29
                                                    =========            =========

TOTAL RETURN (b)                                     (34.49)%              (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   7,660           $    7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%                0.70% (c)
Ratio of net expenses to average net assets             0.70%                0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   0.44%                0.66% (c)
Portfolio turnover rate (d)                               41%                  29%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST BICK INDEX FUND

                                                                      FOR THE PERIOD
                                                     FOR THE        APRIL 12, 2010 (a)
                                                   YEAR ENDED             THROUGH
                                               SEPTEMBER 30, 2011   SEPTEMBER 30, 2010
                                               -------------------  -------------------

Net asset value, beginning of period                $   31.16            $   30.00
                                                    ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.72                 0.15
Net realized and unrealized gain (loss)                 (8.98)                1.09
                                                    ---------            ---------
Total from investment operations                        (8.26)                1.24
                                                    ---------            ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.69)               (0.08)
                                                    ---------            ---------

Net asset value, end of period                      $   22.21            $   31.16
                                                    =========            =========

TOTAL RETURN (b)                                     (27.18)%                4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  41,089            $  28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%                0.70% (c)
Ratio of net expenses to average net assets             0.64%                0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   1.11%                1.71% (c)
Portfolio turnover rate (d)                               96%                  32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

                                                 FOR THE PERIOD
                                               FEBRUARY 17, 2011 (a)
                                                     THROUGH
                                               SEPTEMBER 30, 2011
                                               -------------------

Net asset value, beginning of period                $   30.11
                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.20
Net realized and unrealized gain (loss)                 (7.70)
                                                    ---------
Total from investment operations                        (7.50)
                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net Investment Income                                   (0.10)
                                                    ---------
Net asset value, end of period                      $   22.51
                                                    =========

TOTAL RETURN (b)                                     (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70% (c)
Ratio of net expenses to average net assets             0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   1.30% (c)
Portfolio turnover rate (d)                               29%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 78                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

                                                 FOR THE PERIOD
                                                 MAY 9, 2011 (a)
                                                     THROUGH
                                               SEPTEMBER 30, 2011
                                               -------------------

Net asset value, beginning of period                $   29.88
                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.08
Net realized and unrealized gain (loss)                 (7.40)
                                                    ---------
Total from investment operations                        (7.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                   (0.05)
                                                    ---------
Net asset value, end of period                      $   22.51
                                                    =========

TOTAL RETURN (b)                                     (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70% (c)
Ratio of net expenses to average net assets             0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                   0.70% (c)
Portfolio turnover rate (d)                               16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

                                                 FOR THE PERIOD
                                                JULY 5, 2011 (a)
                                                     THROUGH
                                               SEPTEMBER 30, 2011
                                               ____________________

Net asset value, beginning of period                $   20.16
                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            (0.01)
Net realized and unrealized gain (loss)                 (4.22)
                                                    ---------
Total from investment operations                        (4.23)
                                                    ---------
Net asset value, end of period                      $   15.93
                                                    =========

TOTAL RETURN (B)                                     (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%   (c)
Ratio of net expenses to average net assets             0.60%   (c)
Ratio of net investment income (loss) to
   average net assets                                   (0.31)% (c)
Portfolio turnover rate (d)                                1%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value at the time of distribution, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 79

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011



                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker "FGD")
    First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN")
    First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca ticker "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")
    First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
    First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
    First Trust BICK Index Fund - (NASDAQ ticker "BICK")
    First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE")
    First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
    First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Shares of the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund, are currently listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Shares of the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund are currently listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                          INDEX
First Trust STOXX(R) European Select Dividend Index Fund                      STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund         FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                       Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                                 ISE Global Wind Energy Index
First Trust ISE Global Engineering and Construction Index Fund                ISE Global Engineering and Construction Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund      NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                 Infrastructure Index(SM)
First Trust ISE Global Copper Index Fund                                      ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                    ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                                   ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                                  NASDAQ OMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                     NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computing Index Fund                                    ISE Cloud Computing(TM) Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011


A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

    Portfolio securities listed on any exchange other than the NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

    Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including the use of a factor provided by a pricing service in situations where there has been a change in value between the foreign markets close and the NYSE close that exceeds a certain threshold. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011


            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semiannually, with the exception of First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund, for which dividends are paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended September 30, 2011 was as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011


                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                  -------------   -------------   -------------
First Trust STOXX(R) European Select Dividend Index Fund                           $   515,103     $        --     $        --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                2,181,308              --              --
First Trust Dow Jones Global Select Dividend Index Fund                              4,339,522              --              --
First Trust ISE Global Wind Energy Index Fund                                               --              --         335,225
First Trust ISE Global Engineering and Construction Index Fund                         821,882              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               137,760              --              --
First Trust ISE Global Copper Index Fund                                             2,171,136              --              --
First Trust ISE Global Platinum Index Fund                                              48,615              --              --
First Trust BICK Index Fund                                                          1,450,651              --              --
First Trust NASDAQ CEA Smartphone Index Fund                                            59,460              --              --
First Trust NASDAQ Global Auto Index Fund                                                4,740              --              --

The tax character of distributions paid by each Fund during the period ended September 30, 2010 was as follows:


                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                  -------------   -------------   -------------
First Trust STOXX(R) European Select Dividend Index Fund                            $  297,865     $        --     $        --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                1,357,853              --              --
First Trust Dow Jones Global Select Dividend Index Fund                              1,487,682              --              --
First Trust ISE Global Wind Energy Index Fund                                        2,090,442              --          50,059
First Trust ISE Global Engineering and Construction Index Fund                         427,401              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               111,073              --           7,907
First Trust ISE Global Copper Index Fund                                                11,640              --              --
First Trust ISE Global Platinum Index Fund                                              18,925              --              --
First Trust BICK Index Fund                                                             27,090              --              --

As of September 30, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                  Undistributed    Capital and     Unrealized
                                                                                    Ordinary          Other       Appreciation
                                                                                     Income        Gain (Loss)   (Depreciation)
                                                                                  -------------   -------------   -------------
First Trust STOXX(R) European Select Dividend Index Fund                           $     2,480    $(10,979,116)   $ (1,681,208)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  526,687      (1,171,905)     (6,497,702)
First Trust Dow Jones Global Select Dividend Index Fund                                294,461      (3,759,228)    (11,649,515)
First Trust ISE Global Wind Energy Index Fund                                               --     (36,148,677)    (36,279,494)
First Trust ISE Global Engineering and Construction Index Fund                         127,927      (1,381,696)    (10,638,397)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                57,372      (1,786,849)     (4,763,296)
First Trust ISE Global Copper Index Fund                                             1,875,414     (12,391,372)    (41,946,629)
First Trust ISE Global Platinum Index Fund                                             107,889      (1,769,206)     (5,554,559)
First Trust BICK Index Fund                                                            200,951        (226,327)    (14,776,089)
First Trust NASDAQ CEA Smartphone Index Fund                                            58,637         (34,100)     (4,335,794)
First Trust NASDAQ Global Auto Index Fund                                                3,569         (58,733)     (1,101,634)
First Trust ISE Cloud Computing Index Fund                                                  --          (2,472)    (11,637,972)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of September 30, 2011, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

At September 30, 2011 for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                                           Capital Loss   Capital Loss   Capital Loss   Capital Loss
                                                             Available      Available      Available      Available        Total
                                                              through        through        through        through        Capital
                                                           September 30,  September 30,  September 30,  September 30,      Loss
                                                               2016           2017           2018           2019         Available
                                                           -------------  -------------  -------------  -------------  -------------
First Trust STOXX(R) European Select Dividend Index Fund    $        --    $ 5,960,236    $ 4,853,444    $   161,155    $10,974,835
First Trust FTSE EPRA/NAREIT Developed Markets Real
   Estate Index Fund                                                 --         68,465        744,825          1,838        815,128
First Trust Dow Jones Global Select Dividend Index Fund         131,352        208,741      1,274,694        323,583      1,938,370
First Trust ISE Global Wind Energy Index Fund                   174,186         30,175      8,357,650      9,549,964     18,111,975
First Trust ISE Global Engineering and Construction
   Index Fund                                                        --          1,914             --        615,538        617,452
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                                         --             --        928,889             --        928,889
First Trust ISE Global Copper Index Fund                             --             --         74,393             --         74,393
First Trust ISE Global Platinum Index Fund                           --             --        344,523             --        344,523
First Trust BICK Index Fund                                          --             --             --             --             --
First Trust NASDAQ CEA Smartphone Index Fund                         --             --             --             --             --
First Trust NASDAQ Global Auto Index Fund                            --             --             --             --             --
First Trust ISE Cloud Computing Index Fund                           --             --             --             --             --

Due to recent changes enacted under the Regulated Investment Company Modernization Act of 2010 ("RIC Mod Act of 2010"), capital losses arising in taxable years beginning after December 22, 2010 no longer expire due to the passage of time and are available to offset future capital gains indefinitely. The Funds shown in the table below have an inception date subsequent to the enactment of the RIC Mod Act of 2010, thus the conditions of the RIC Mod Act of 2010 are applicable to these Funds beginning in the current period. At September 30, 2011, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                                Non-Expiring       Total Capital
                                                Capital Loss      Loss Available
                                               --------------     --------------
First Trust NASDAQ CEA Smartphone Index Fund    $     34,100       $     34,100
First Trust NASDAQ Global Auto Index Fund             58,733             58,733
First Trust ISE Cloud Computing Index Fund             2,472              2,472

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

During the taxable year ended September 30, 2011, the Funds utilized capital loss carryforwards in the following amounts:


                                              Capital Loss Carryforward Utilized
                                              ----------------------------------
First Trust ISE Global Platinum Index Fund                $        72
First Trust BICK Index Fund                                    53,184

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

During the taxable year ended September 30, 2011, the Funds listed below incurred and elected to defer net capital losses, currency losses and Passive Foreign Investment Company ("PFIC") losses as follows:


                                                                                           Post-October Losses
                                                                          ------------------------------------------------------
                                                                              Capital            Currency             PFIC
                                                                               Losses             Losses             Losses
                                                                          ----------------   ----------------   ----------------
First Trust STOXX(R) European Select Dividend Index Fund                    $         --       $      4,281       $         --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             22,524                 --            334,253
First Trust Dow Jones Global Select Dividend Index Fund                        1,810,478             10,380                 --
First Trust ISE Global Wind Energy Index Fund                                 18,013,386              3,360             19,956
First Trust ISE Global Engineering and Construction Index Fund                   761,222              3,022                 --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund         857,323                637                 --
First Trust ISE Global Copper Index Fund                                      11,900,739             43,179            373,061
First Trust ISE Global Platinum Index Fund                                     1,401,180              2,092             21,411
First Trust BICK Index Fund                                                      175,353                 --             50,974
First Trust NASDAQ CEA Smartphone Index Fund                                          --                 --                 --
First Trust NASDAQ Global Auto Index Fund                                             --                 --                 --
First Trust ISE Cloud Computing Index Fund                                            --                 --                 --

In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year or periods ended September 30, 2011, the adjustments for each Fund were as follows:

                                                                                               Accumulated
                                                                            Accumulated        Net Realized
                                                                           Net Investment      Gain (Loss)          Paid-in
                                                                           Income (Loss)      on Investments        Capital
                                                                          ----------------   ----------------   ----------------
First Trust STOXX(R) European Select Dividend Index Fund                    $     (4,146)      $     (8,627)      $     12,773
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund            445,173         (1,206,338)           761,165
First Trust Dow Jones Global Select Dividend Index Fund                           21,927         (5,338,408)         5,316,481
First Trust ISE Global Wind Energy Index Fund                                     95,407          4,290,456         (4,385,863)
First Trust ISE Global Engineering and Construction Index Fund                    (1,528)        (3,813,017)         3,814,545
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            (637)        (1,649,387)         1,650,024
First Trust ISE Global Copper Index Fund                                          66,789         15,967,316        (16,034,105)
First Trust ISE Global Platinum Index Fund                                        28,831          1,018,579         (1,047,410)
First Trust BICK Index Fund                                                        7,463         (1,132,616)         1,125,153
First Trust NASDAQ CEA Smartphone Index Fund                                         (18)          (192,900)           192,918
First Trust NASDAQ Global Auto Index Fund                                         (1,170)             1,170                 --
First Trust NASDAQ ISE Cloud Computing Index Fund                                 34,596                  --           (34,596)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund, the First Trust BICK Index Fund, the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund, for which expenses are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                          LICENSOR

First Trust STOXX(R) European Select Dividend Index Fund                      STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund         FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                       Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                 International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund      The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                      International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                    International Securities Exchange, LLC
First Trust BICK Index Fund                                                   International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                  The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                     The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                    International Securities Exchange, LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

G. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and the IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, so it is therefore not effective for the current fiscal year. Management is currently evaluating the impact of the updated standard on the Funds' financial statements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Funds (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

                                                    % of Daily
                                                    Net Assets
                                                   ------------
First Trust ISE Global Copper Index Fund               0.70%
First Trust ISE Global Platinum Index Fund             0.70%
First Trust BICK Index Fund                            0.64%
First Trust NASDAQ CEA Smartphone Index Fund           0.70%
First Trust NASDAQ Global Auto Index Fund              0.70%
First Trust ISE Cloud Computing Index Fund             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust Dow Jones Global Select Dividend Index Fund, the First Trust ISE Global Wind Energy Index Fund, the First Trust ISE Global Engineering and Construction Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap") at least through the Expense Cap termination date listed.

                                                                                                            Expense Cap
                                                                                      Expense Cap        Termination Date
                                                                                  -------------------   -------------------
First Trust STOXX(R) European Select Dividend Index Fund                                 0.60%           December 20, 2012
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    0.60%           December 6, 2012
First Trust Dow Jones Global Select Dividend Index Fund                                  0.60%           December 20, 2012
First Trust ISE Global Wind Energy Index Fund                                            0.60%           January 20, 2013
First Trust ISE Global Engineering and Construction Index Fund                           0.70%           December 6, 2012
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 0.70%           January 20, 2013

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses or fees were reimbursed or waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations.

The advisory fee waivers and expense reimbursements for the year ended September 30, 2011 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                               Expenses Borne by Advisor Subject to Recovery
                                                                          -------------------------------------------------------
                                                  Advisory      Expense   Period Ended   Period Ended   Period Ended
                                                     Fee         Reim-    September 30,  September 30,  September 30,
                                                   Waivers    bursements      2009           2010           2011          Total
                                                  ---------   ----------  -------------  -------------  -------------   ---------

First Trust STOXX(R) European Select Dividend
   Index Fund                                     $  40,799    $ 95,253     $ 146,295      $ 132,551      $ 136,052     $ 414,898
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                   176,670          --       116,416        150,784        176,670       443,870
First Trust Dow Jones Global Select Dividend
   Index Fund                                       115,247          --       114,202        117,932        115,247       347,381
First Trust ISE Global Wind Energy Index Fund        90,788          --       237,567        155,579         90,788       483,934
First Trust ISE Global Engineering and
   Construction Index Fund                           48,342          --        81,714         76,726         48,342       206,782
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                         42,493          --            --         68,049         42,493       110,542

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

James A. Bowen, the Chief Executive Officer of First Trust, on October 12, 2010, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The consummation of the Transaction was deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement and distribution agreement for each affected Fund, and resulted in the automatic termination of the agreements. In addition, the former expense reimbursement, fee waiver and recovery agreement applicable to all of the affected Funds terminated pursuant to its terms upon the termination of the investment management agreement. The Transaction had no effect on the First Trust NASDAQ CEA Smartphone Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust ISE Cloud Computing Index Fund as these Funds came into existence in 2011, after the Transaction.

The Trust's Board of Trustees approved an interim investment management agreement with First Trust which was entered into effective upon the closing of the Transaction and would be in effect for a maximum period of 150 days. A new investment management agreement with First Trust in connection with the affected Funds was approved by the Board of Trustees and was submitted to shareholders of each affected Fund as of the record date (September 30, 2010) for approval to take effect upon such shareholder approval. Special meetings of the shareholders of the Funds were held on December 6, 2010, December 20, 2010 and January 20, 2011. The new investment management agreement between the Trust and First Trust relating to the Transaction was approved by shareholders of each affected Fund. See Submission of Matters to a Vote of Shareholders, in the Additional Information section of this report, for the results. The Trust's Board of Trustees also approved a new Distribution Agreement and Expense Reimbursement, Fee Waiver and Recovery Agreement for the applicable Funds which were entered into effective upon the closing of the Transaction.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and allocated equally among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2011, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases          Sales
                                                                           --------------   --------------
First Trust STOXX(R) European Select Dividend Index Fund                   $    2,655,608   $    2,679,480
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           7,687,158        7,662,864
First Trust Dow Jones Global Select Dividend Index Fund                        18,300,908       18,200,007
First Trust ISE Global Wind Energy Index Fund                                  19,313,316       19,332,997
First Trust ISE Global Engineering and Construction Index Fund                 10,355,219       10,232,173
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        7,647,154        7,700,980
First Trust ISE Global Copper Index Fund                                       76,946,197      125,878,504
First Trust ISE Global Platinum Index Fund                                      9,107,773        9,027,287
First Trust BICK Index Fund                                                   136,651,240      128,549,377
First Trust NASDAQ(R) CEA Smartphone Index Fund                                 7,377,746        4,310,163
First Trust NASDAQ(R) Global Auto Index Fund                                    1,073,974          581,356
First Trust ISE Cloud Computing Index Fund                                        377,754          313,231

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

For the period ended September 30, 2011, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases          Sales
                                                                           --------------   --------------
First Trust STOXX(R) European Select Dividend Index Fund                   $    4,173,097   $      635,679
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund          29,281,207        5,000,351
First Trust Dow Jones Global Select Dividend Index Fund                       103,216,710       34,641,127
First Trust ISE Global Wind Energy Index Fund                                  14,011,062       20,856,353
First Trust ISE Global Engineering and Construction Index Fund                 32,844,006       23,563,278
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        1,577,959       11,248,649
First Trust ISE Global Copper Index Fund                                      532,711,728      382,608,262
First Trust ISE Global Platinum Index Fund                                     31,588,773       23,820,036
First Trust BICK Index Fund                                                   114,203,497       93,907,246
First Trust NASDAQ CEA Smartphone Index Fund                                   15,679,587        1,053,841
First Trust NASDAQ Global Auto Index Fund                                       4,032,168               --
First Trust ISE Cloud Computing Index Fund                                     63,353,799               --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make/receive a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                             Redemption        Creation
                                                                            Transaction      Transaction
                                                                                Fees             Fees
                                                                           --------------   --------------
First Trust STOXX(R) European Select Dividend Index Fund                      $   500          $   500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           4,000            4,000
First Trust Dow Jones Global Select Dividend Index Fund                         1,000            1,000
First Trust ISE Global Wind Energy Index Fund                                   1,000            1,000
First Trust ISE Global Engineering and Construction Index Fund                  1,000            1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund          500              500
First Trust ISE Global Copper Index Fund                                          500              500
First Trust ISE Global Platinum Index Fund                                        500              500
First Trust BICK Index Fund                                                     2,500            2,500
First Trust NASDAQ CEA Smartphone Index Fund                                    1,000            1,000
First Trust NASDAQ Global Auto Index Fund                                       1,000            1,000
First Trust ISE Cloud Computing Index Fund                                        500              500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2011

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before May 15, 2012 except for the First Trust NASDAQ Global Auto Index Fund, which will not pay 12b-1 fees at any time before May 6, 2012 and the First Trust ISE Cloud Computing Index Fund, which will not pay 12b-1 fees at any time before July 6, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE TRADED
FUND II:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund II, comprised of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, and First Trust ISE Cloud Computing Index Fund (collectively, the "Funds"), including the portfolios of investments, as of September 30, 2011 and the related statements of operations for the year or periods then ended and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the First Trust Exchange-Traded Fund II as of September 30, 2011, the results of their operations for the year or periods then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
November 23, 2011

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12 months ended June 30, 2011 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

Special meetings of the shareholders of the Funds were held on December 6, 2010, December 20, 2010 and January 20, 2011. New investment management agreements between the Trust and First Trust for the Funds relating to the change in control of First Trust Advisors L.P. were approved at certain of such meetings as detailed below. The terms of the new investment management agreements are substantially similar to the terms of the previous agreements.

   Ticker Symbol    Date of Vote    % of Voted    Voted For    Voted Against    Abstained
   -------------    ------------    ----------    ---------    -------------    ---------
        FFR           12/6/2010       52.72%        703,309        3,054           5,348
        FLM           12/6/2010       58.35%        463,005        2,335           1,438
        CU            12/6/2010       71.06%        455,974        3,006           2,913
       BICK           12/6/2010       51.80%        433,657        4,069          28,435
        FDD          12/20/2010       67.66%        329,959          400          10,187
        FGD          12/20/2010       52.05%        830,047        8,839          19,998
       PLTM          12/20/2010       50.28%        118,804        3,497           3,392
        FAN           1/20/2011       50.35%      2,171,750       99,108         447,922
       GRID           1/20/2011       50.41%        365,128       14,992         149,179


                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2011, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                            Dividends Received Deduction
                                                                            ----------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   0.38%
First Trust Dow Jones Global Select Dividend Index Fund                                15.31%
First Trust ISE Global Wind Energy Index Fund                                           0.00%
First Trust ISE Global Engineering and Construction Index Fund                          3.13%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               32.71%
First Trust ISE Global Copper Index Fund                                               27.23%
First Trust ISE Global Platinum Index Fund                                              0.00%
First Trust BICK Index Fund                                                             0.00%
First Trust NASDAQ CEA Smartphone Index Fund                                           15.30%
First Trust NASDAQ Global Auto Index Fund                                               7.38%
First Trust ISE Cloud Computing Index Fund                                              0.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)


For the taxable year ended September 30, 2011, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                             Qualified Dividend Income
                                                                            ----------------------------
First Trust STOXX(R) European Select Dividend Index Fund                              100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  19.32%
First Trust Dow Jones Global Select Dividend Index Fund                                92.22%
First Trust ISE Global Wind Energy Index Fund                                           0.00%
First Trust ISE Global Engineering and Construction Index Fund                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              100.00%
First Trust ISE Global Copper Index Fund                                              100.00%
First Trust ISE Global Platinum Index Fund                                             65.81%
First Trust BICK Index Fund                                                           100.00%
First Trust NASDAQ CEA Smartphone Index Fund                                           87.89%
First Trust NASDAQ Global Auto Index Fund                                             100.00%
First Trust ISE Cloud Computing Index Fund                                              0.00%

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elects to pass through to its shareholders credit for foreign taxes paid. The total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                              Gross Foreign Income          Foreign Taxes Paid
                                                                           ---------------------------  ---------------------------
                                                                               Amount      Per Share        Amount      Per Share
                                                                           ---------------------------  ---------------------------
First Trust STOXX(R) European Select Dividend Index Fund                     $  629,894     $  0.84       $  49,242      $  0.07
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund         1,450,182        0.71          92,460         0.05
First Trust Dow Jones Global Select Dividend Index Fund                       4,430,956        0.97         365,770         0.08
First Trust ISE Global Wind Energy Index Fund                                   730,955        0.17          74,769         0.02
First Trust ISE Global Engineering and Construction Index Fund                1,291,789        1.44         153,852         0.17
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        348,542        0.46          37,352         0.05
First Trust ISE Global Copper Index Fund                                      4,015,610        1.91         240,128         0.11
First Trust ISE Global Platinum Index Fund                                      276,675        0.69          14,047         0.04
First Trust BICK Index Fund                                                   2,630,150        1.42         171,152         0.09
First Trust NASDAQ CEA Smartphone Index Fund                                    188,170        0.31          28,234         0.05
First Trust NASDAQ Global Auto Index Fund                                        20,441        0.14           2,307         0.02


                               ADVISORY AGREEMENT
   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for First Trust NASDAQ(R) Global Auto Index Fund (the "Fund") for an initial two year term at a meeting held on March 21, 2011. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other relevant exchange-traded funds ("ETFs"), and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement, and noted that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the investment performance of the Fund, but the Board did consider the hypothetical performance of the applicable index. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper, Inc. ("Lipper") for the Fund on the advisory fees and expense ratios of other relevant ETFs but noted that none of the other ETFs had a similar investment strategy of investing primarily in automobile manufacturers. The Board discussed with First Trust its pricing considerations for the Fund. The Board considered the total expense ratios (after fee waivers) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, noting that the Fund's proposed unitary fee was the same as or within a reasonable range of the total expense ratios (after fee waivers) and unitary fees of all the other First Trust ETFs currently in operation that invest in foreign securities. In light of the nature, extent and quality of services to be provided under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board considered First Trust's representation that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow, but that First Trust did not believe this was material to the Board's consideration of the proposed unitary fee due to the anticipated asset levels for the Fund. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust complex. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio. The Board considered that First Trust will receive compensation from the Trust for providing fund reporting services for the Fund pursuant to a separate Fund Reporting Services Agreement.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for First Trust ISE Cloud Computing Index Fund (the "Fund") for an initial two year term at a meeting held on April 18, 2011. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other relevant exchange-traded funds ("ETFs"), and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement, and noted that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. The Board noted that at its quarterly meetings, it reviewed reports on the correlation and tracking error between the underlying indices and the performance of other ETFs for which First Trust serves as investment advisor. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the investment performance of the Fund, but the Board did consider the hypothetical performance of the applicable index. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.60% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper, Inc. ("Lipper") for the Fund on the advisory fees and expense ratios of other relevant ETFs. The Board considered information provided by First Trust on the differences between the Lipper group of ETFs and the First Trust group of ETFs. The Board noted the limitations on the comparability of the Lipper group of ETFs and the First Trust group of ETFs with the Fund, including that none of the other ETFs invested primarily in companies actively involved in the cloud computing industry. The Board discussed with First Trust its pricing considerations for the Fund. The Board considered the total expense ratios (after fee waivers) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, noting that the Fund's proposed unitary fee was the same as or within a reasonable range of the total expense ratios (after fee waivers) and unitary fees of all the other First Trust ETFs currently in operation that invest primarily in domestic securities. In light of the nature, extent and quality of services to be provided under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board considered First Trust's representation that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow, but that First Trust did not believe this was material to the Board's consideration of the proposed unitary fee due to the anticipated asset levels for the Fund. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust complex. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio. The Board considered that First Trust will receive compensation from the Trust for providing fund reporting services for the Fund pursuant to a separate Fund Reporting Services Agreement.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

Each Fund's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     TERM OF OFFICE                                             THE FIRST TRUST      OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX   TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY    DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE     HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee        o  Indefinite Term    Physician; President, Wheaton Orthopedics;  82        None
c/o First Trust Advisors L.P.                             Co-Owner and Co-Director (January 1996
120 East Liberty Drive,             o  Since Inception    to May 2007), Sports Med Center for
  Suite 400                                               Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                         Estate Limited Partnership; Member,
D.O.B.: 04/51                                             Sportsmed LLC



Thomas R. Kadlec, Trustee           o Indefinite Term     President (March 2010 to Present), Senior   82        Director of ADM
c/o First Trust Advisors L.P.                             Vice President and Chief Financial Officer            Investor Services,
120 East Liberty Drive,             o  Since Inception    (May 2007 to March 2010), Vice President              Inc. and ADM
  Suite 400                                               and Chief Financial Officer (1990 to May              Investor Services,
Wheaton, IL 60187                                         2007), ADM Investor Services, Inc. (Futures           International
D.O.B.: 11/57                                             Commission Merchant)



Robert F. Keith, Trustee            o  Indefinite Term    President (2003 to Present), Hibs           82        Director of Trust
c/o First Trust Advisors L.P.                             Enterprises (Financial and Management                 Company of
120 East Liberty Drive,             o  Since Inception    Consulting)                                           Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56



Niel B. Nielson, Trustee            o Indefinite Term     President (June 2002 to Present), Covenant  82        Director of
c/o First Trust Advisors L.P.                             College                                               Covenant
120 East Liberty Drive,             o  Since Inception                                                          Transport Inc.
  Suite 400
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1),
Trustee, President,                 o  Indefinite Term    Chief Executive Officer (December 2010      82        None
Chairman of the Board and CEO                             to Present), President, (until December
120 East Liberty Drive,             o  Since Inception    2010), First Trust Advisors L.P. and First
  Suite 400                                               Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                         Board of Directors, BondWave LLC
D.O.B.: 09/55                                             (Software Development Company/
                                                          Investment Advisor) and Stonebridge
                                                          Advisors LLC (Investment Advisor)

--------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)


                                     POSITION AND         TERM OF OFFICE
     NAME, ADDRESS                      OFFICES            AND LENGTH OF                 PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH                  WITH TRUST              SERVICE                     DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley              Treasurer, Chief Financial   o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,        Officer and Chief                                    and Chief Financial Officer, First Trust L.P.
Advisors Suite 400           Accounting Officer           o  Since Inception      and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                                 Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                     Company/Investment Advisor) and Stonebridge
                                                                                  Advisors LLC (Investment Advisor)

Erin E. Chapman              Assistant Secretary          o  Indefinite Term      Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                             Present), Associate Counsel (March 2006 to October
   Suite 400                                              o  Since June 2009      2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.; Associate Attorney (November 2003
D.O.B.: 08/76                                                                     to March 2006), Doyle & Bolotin, Ltd.

James M. Dykas               Assistant Treasurer          o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,                                                             President (April 2007 to Present), Vice President
   Suite 400                                              o  Since Inception      (January 2005 to April 2007), First Trust Advisors
Wheaton, IL 60187                                                                 L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

Roseanne Gatta               Assistant Secretary          o  Indefinite Term      Board Liaison Associate (July 2010 to Present),
120 E. Liberty Drive,                                                             First Trust Advisors L.P. and First Trust
   Suite 400                                              o  Since March 2011     Portfolios L.P.; Assistant Vice President
Wheaton, IL 60187                                                                 (February 2001 to July 2010), PNC Global
D.O.B.: 07/55                                                                     Investment Servicing

W. Scott Jardine             Secretary                    o  Indefinite Term      General Counsel, First Trust Advisors L.P.
and First
120 E. Liberty Drive,                                                             Trust Portfolios L.P.; Secretary, BondWave
LLC
   Suite 400                                              o  Since Inception      (Software Development Company/Investment
Wheaton, IL 60187                                                                 Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                     (Investment Advisor)

Daniel J. Lindquist          Vice President               o  Indefinite Term      Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                             Present), Vice President (April 2004 to September
   Suite 400                                              o  Since Inception      2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.
D.O.B.: 02/70

Coleen D. Lynch              Assistant Vice President     o Indefinite Term       Assistant Vice President (January 2008 to
120 E. Liberty Drive,                                                             Present), First Trust Advisors L.P. and First
   Suite 400                                              o  Since July 2008      Trust Portfolios L.P.; Vice President (May 1998 to
Wheaton, IL 60187                                                                 January 2008), Van Kampen Asset Management and
D.O.B.: 07/58                                                                     Morgan Stanley Investment Management

Kristi A. Maher              Assistant Secretary and      o Indefinite Term       Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,        Chief Compliance Officer     o Assistant Secretary   Assistant General Counsel (March 2004 to May
   Suite 400                                                Since Inception       2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                         o  Chief Compliance     Portfolios L.P.
D.O.B.: 12/66                                                Officer Since
                                                             January 2011

Roger F. Testin              Vice President               o  Indefinite Term      Senior Vice President (November 2003 to Present),
120 E. Liberty Drive,                                                             Vice President (August 2001 to November 2003),
   Suite 400                                              o  Since Inception      First Trust Advisors L. P. and First Trust
Wheaton, IL 60187                                                                 Portfolios L.P.
D.O.B.: 06/66

Stan Ueland                  Vice President               o  Indefinite Term      Vice President (August 2005 to Present), First
120 E. Liberty Drive,                                                             Trust Advisors L.P. and First Trust Portfolios
   Suite 400                                              o Since Inception       L.P; Vice President (May 2004 to August 2005),
Wheaton, IL 60187                                                                 BondWave LLC (Software Development Company/
D.O.B.: 11/70                                                                     Investment Advisor)

--------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the effected Fund.

Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Certain Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust BICK Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

The First Trust Dow Jones Global Select Dividend Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

The First Trust ISE Global Copper Index Fund may be significantly impacted by the risks associated with the copper mining companies including competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short term or the long term.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGMs"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

The First Trust ISE Global Platinum Index Fund may be significantly impacted by the risks associated with the PGM companies including competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short term or the long term.

Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be nondiversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

The First Trust NASDAQ Global Auto Index Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so. The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

The Fund invests in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

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PRIVACY POLICY
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                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND II
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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Inside Back Cover

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                               [Blank Back Cover]



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ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $126,475 for the fiscal year ended September 30, 2010 and $210,000 for the fiscal year ended September 30, 2011.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2010 and $0 for the fiscal year ended September 30, 2011.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2010 and $0 for the fiscal year ended September 30, 2011.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $22,175 for the fiscal year ended September 30, 2010 and $40,291.07 for the fiscal year ended September 30, 2011. These fees were for tax consultation.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2010 and $0 for the fiscal year ended September 30, 2011.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2010 and $0 for the fiscal year ended September 30, 2011.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2010 and $0 for the fiscal year ended September 30, 2011.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:          Adviser and Distributor:
           -----------          ------------------------

             (b) 0%                      (b) 0%

             (c) 0%                      (c) 0%

             (d) 0%                      (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2010 were $22,175 for the registrant, $6,000 for the registrant's investment adviser and $37,300 for the registrant's distributor, and for the fiscal year ended September 30, 2011 were $40,291.07 for the registrant, $3,720 for the registrant's investment adviser and $35,433 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Exchange-Traded Fund II
             -------------------------------------------

By (Signature and Title)*    /s/ James A. Bowen
                            ----------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                            (principal executive officer)

Date:  December 1, 2011
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ James A. Bowen
                            ----------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                            (principal executive officer)

Date:  December 1, 2011
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By (Signature and Title)*    /s/ Mark R. Bradley
                            ----------------------------------------------------
                            Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                            (principal financial officer)

Date:  December 1, 2011
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* Print the name and title of each signing officer under his or her signature.